UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2021

Date of reporting period: July 31, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

July 31, 2020

CONTINUOUS CAPITAL EMERGING MARKETS FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTINUOUS CAPITAL EMERGING MARKETS FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic continues to have an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 0.25%, and announced quantitative easing would be unlimited.

▶  Also in March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶

On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May. However, by the end of July, the average crude oil spot price – which calculates an equally weighted price for West Texas Intermediate, Brent and Dubai crude oils – was $42.07 per barrel.

▶

Although equity markets around the world have rebounded since the lows experienced earlier this year, uncertainty and volatility remain while economies continue to feel the effects of the pandemic. In the U.S., real gross domestic product fell 9.5% for the second quarter – an annualized decline of 32.9% – making it the sharpest economic contraction in modern history.

▶

As of July 31, the virus had infected more than 17.1 million individuals around the world, resulting in almost 669,000 deaths. The U.S. alone accounted for approximately 4.4 million confirmed cases and more than 150,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

1

President’s Message

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2020 (Unaudited)

The Investor Class of the American Beacon Continuous Capital Emerging Markets Fund (the “Fund”) returned 3.94% for the six-month period ending July 31, 2020. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of 3.08% for the same period.

Total Returns for the Period ended July 31, 2020

	Ticker	6 Months*	1 Year	Since Inception (12/17/2018)*
R5 Class** (1,3)	CCEIX	4.10%	9.51%	13.32%
Y Class (1,3)	CCEYX	4.10%	9.52%	13.32%
Investor Class (1,3)	CCEPX	3.94%	9.18%	12.91%

MSCI Emerging Markets Index (2)		3.08%	6.55%	9.82%

*	Not Annualized.
**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The MSCI® information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y and Investor Class shares were 5.16%, 5.32% and 7.26%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection while sector allocation slightly detracted from performance.

From a security selection standpoint, the Fund’s holdings in the Consumer Staples and Materials sectors contributed positively to performance. In the Consumer Staples sector, top performers over the period included the out-of-Index name Kolmar BNH Co., Ltd. (up 183.6%) and Wuliangye Yibin Co., Ltd., Class A (up 83.2%). The Materials sector saw positions in out-of-Index names Hansol Chemical Co., Ltd. (up 43.7%), Deepak Nitrite Ltd. (up 40.8%) and Aarti Industries Limited (up 18.4%) adding the most value to performance. However, detracting from performance were holdings in the Consumer Discretionary sector, where an underweight position in Alibaba Group Holding Ltd., ADR (up 19.7%) and owning out-of-Index PT Mitra Adiperkasa, Tbk (down 64.9%) were the largest detractors from performance.

From a sector allocation perspective, underweight allocations to both the Communications Services and Consumer Discretionary sectors (up 19.1% and 16.3%, respectively) detracted from relative performance. An underweight allocation to the Financials sector (down 17.8%), however, added to relative performance.

Looking forward, the Fund’s sub-advisor will continue to focus on its iterative investment process of constructing a portfolio of high-quality companies with consistent value and income characteristics.

3

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
Prosus N.V.		1.4
Tencent Holdings Ltd.		0.8
Alibaba Group Holding Ltd.		0.8
Alibaba Group Holding Ltd., Sponsored ADR		0.8
Tencent Holdings Ltd., ADR		0.8
Parade Technologies Ltd.		0.8
Samsung Electronics Co., Ltd., GDR		0.7
NHN KCP Corp.		0.7
Naspers Ltd., Class N		0.7
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR		0.7

Total Fund Holdings	135

Sector Allocation (% Equities)
Information Technology		18.8
Consumer Staples		18.4
Financials		12.0
Communication Services		11.8
Consumer Discretionary		11.4
Health Care		7.9
Industrials		5.3
Materials		5.2
Utilities		4.2
Energy		2.7
Real Estate		2.3

Country Allocation (% Equities)
China		34.4
Taiwan		15.5
Republic of Korea		13.3
India		9.2
Brazil		4.7
Hong Kong		4.2
Malaysia		3.0
Indonesia		2.8
South Africa		2.8
Singapore		2.3
Thailand		1.6
Russia		1.6
Philippines		1.5
Mexico		1.5
Argentina		0.7
Saudi Arabia		0.5
Turkey		0.4

4

American Beacon FundsSM

Expense Examples

July 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Continuous Capital Emerging Markets FundSM

Expense Examples

July 31, 2020 (Unaudited)

American Beacon Continuous Capital Emerging Markets Fund

	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period 2/1/2020-7/31/2020*
R5 Class**
Actual	$1,000.00	$1,041.00	$5.84
Hypothetical***	$1,000.00	$1,019.14	$5.77
Y Class
Actual	$1,000.00	$1,041.00	$6.34
Hypothetical***	$1,000.00	$1,018.65	$6.27
Investor Class
Actual	$1,000.00	$1,039.40	$7.76
Hypothetical***	$1,000.00	$1,017.26	$7.67

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.25%, and 1.53% for the R5, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

6

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value

Argentina - 0.58% (Cost $51,771)

Common Stocks - 0.58%
MercadoLibre, Inc.A	82	$92,219

Brazil - 3.85%

Common Stocks - 3.85%
Ambipar Participacoes e Empreendimentos S.A.A	18,000	102,102
B3 S.A. - Brasil Bolsa Balcao	7,706	93,715
CPFL Energia S.A.	9,500	57,183
Hypera S.A.	14,800	102,477
Notre Dame Intermedica Participacoes S.A.	6,800	87,025
Rumo S.A.A	18,000	76,671
TOTVS S.A.	18,600	92,099

Total Common Stocks		611,272

Total Brazil (Cost $546,840)		611,272

China - 28.14%

Common Stocks - 28.14%
Agricultural Bank of China Ltd., Class HB	264,000	93,772
Alibaba Group Holding Ltd.A B	3,900	122,822
Alibaba Group Holding Ltd., Sponsored ADRA	487	122,247
Anhui Gujing Distillery Co., Ltd., Class AB	3,300	100,699
Baidu, Inc., Sponsored ADRA	842	100,535
Bank of China Ltd., Class HB	277,598	92,728
Bank of Communications Co., Ltd., Class HB	164,125	91,154
China Construction Bank Corp., Class HB	134,814	98,338
China Gas Holdings Ltd.B	33,200	99,403
China Lesso Group Holdings Ltd.B	53,000	101,605
China Merchants Bank Co., Ltd., Class HB	20,900	97,593
China Mobile Ltd.B	14,900	101,565
China Resources Gas Group Ltd.B	20,200	99,184
China Tower Corp. Ltd., Class HB C	508,000	92,528
CITIC Telecom International Holdings Ltd.B	307,883	97,760
East Money Information Co., Ltd., Class AB	19,700	75,331
ENN Energy Holdings Ltd.B	8,294	100,575
G-bits Network Technology Xiamen Co., Ltd., Class AB	1,200	106,597
Guangdong Investment Ltd.B	59,500	96,220
Hengan International Group Co., Ltd.B	10,738	89,753
Industrial & Commercial Bank of China Ltd., Class HB	167,196	98,906
JD.com, Inc., ADRA	1,657	105,700
JD.com, Inc., Class AA	3,200	99,423
Kweichow Moutai Co., Ltd., Class AB	400	96,228
Li Ning Co., Ltd.B	30,500	98,403
Livzon Pharmaceutical Group, Inc., Class HB	20,900	98,115
Longfor Group Holdings Ltd.B C	20,724	102,555
Luxshare Precision Industry Co., Ltd., Class AB	10,729	90,164
Luzhou Laojiao Co., Ltd., Class AB	5,700	96,405
Midea Group Co., Ltd., Class AB	7,300	75,086
NetEase, Inc.	5,500	99,919
NetEase, Inc., ADR	223	102,228
PICC Property & Casualty Co., Ltd., Class HB	107,000	83,744
Ping An Insurance Group Co. of China Ltd., Class HB	8,600	90,720
Prosus N.V.A B	2,308	224,209
Shandong Weigao Group Medical Polymer Co., Ltd., Class HB	24,000	61,060
Shanghai Pharmaceuticals Holding Co., Ltd., Class HB	56,248	99,900
Sichuan Languang Justbon Services Group Co., Ltd., Class HB	14,900	101,194
Tencent Holdings Ltd.B	1,829	125,204
Tencent Holdings Ltd., ADR	1,761	120,611
Times Neighborhood Holdings Ltd.B	63,000	99,299
Vipshop Holdings Ltd., ADRA	4,729	107,679

See accompanying notes

7

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value

China - 28.14% (continued)

Common Stocks - 28.14% (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class AB	16,200	$106,019
Wuliangye Yibin Co., Ltd., Class AB	3,200	99,779

Total Common Stocks		4,462,959

Total China (Cost $4,037,323)		4,462,959

Hong Kong - 3.43%

Common Stocks - 3.43%
AIA Group Ltd., Sponsored ADR	2,732	98,461
JS Global Lifestyle Co., Ltd.B C	102,000	104,719
SSY Group Ltd.B	118,000	74,559
Techtronic Industries Co., Ltd.B	9,500	99,415
Vinda International Holdings Ltd.B	18,000	67,617
WH Group Ltd.B C	111,500	99,259

Total Common Stocks		544,030

Total Hong Kong (Cost $534,095)		544,030

India - 7.52%

Common Stocks - 7.52%
Aarti Drugs Ltd.B	4,417	102,597
Alembic Pharmaceuticals Ltd.B	7,479	98,585
Coromandel International Ltd.B	9,541	99,610
Deepak Nitrite Ltd.B	12,094	105,659
Dhanuka Agritech Ltd.B	9,288	98,630
Granules India Ltd.B	26,618	97,704
Gujarat State Petronet Ltd.B	36,151	98,712
HCL Technologies Ltd.B	10,618	100,343
HDFC Bank Ltd.B	6,636	91,887
Infosys Ltd.B	7,596	98,063
Kaveri Seed Co., Ltd.B	12,690	102,616
Reliance Industries Ltd.	147	2,316
Reliance Industries Ltd.B	3,466	96,103

Total Common Stocks		1,192,825

Total India (Cost $1,028,054)		1,192,825

Indonesia - 2.33%

Common Stocks - 2.33%
Bank Central Asia Tbk PTB	37,200	79,695
Indofood CBP Sukses Makmur Tbk PTB	153,300	96,457
Indofood Sukses Makmur Tbk PTB	211,858	94,002
Industri Jamu Dan Farmasi Sido Muncul Tbk PTB	1,114,400	99,414

Total Common Stocks		369,568

Total Indonesia (Cost $345,470)		369,568

Malaysia - 2.47%

Common Stocks - 2.46%
Dialog Group BhdB	113,942	101,613
Kossan Rubber IndustriesB	23,700	98,258
Serba Dinamik Holdings BhdB	231,700	90,099
TIME dotCom BhdB	38,700	99,642

Total Common Stocks		389,612

Warrants - 0.01%
Serba Dinamik Holdings BhdA	21,504	1,090

Total Malaysia (Cost $317,822)		390,702

See accompanying notes

8

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value

Mexico - 1.21%

Common Stocks - 1.21%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	59,000	$97,004
Wal-Mart de Mexico S.A.B. de C.V.	40,600	95,557

Total Common Stocks		192,561

Total Mexico (Cost $198,634)		192,561

Philippines - 1.26%

Common Stocks - 1.26%
Century Pacific Food, Inc.B	331,400	97,651
Puregold Price Club, Inc.B	105,200	102,186

Total Common Stocks		199,837

Total Philippines (Cost $185,205)		199,837

Republic of Korea - 10.86%

Common Stocks - 9.54%
DongKook Pharmaceutical Co., Ltd.B	808	99,594
Hansol Chemical Co., Ltd.B	759	96,658
KB Financial Group, Inc.B	3,014	89,506
Kolmar BNH Co., Ltd.B	1,876	93,644
LEENO Industrial, Inc.B	877	100,880
Macquarie Korea Infrastructure FundB	10,202	96,815
NCSoft Corp.B	150	102,174
NHN KCP Corp.B	2,157	113,503
NICE Information Service Co., Ltd.B	5,988	102,067
NOVAREX Co., Ltd.B	2,968	99,602
Orion Corp/Republic of KoreaB	891	100,313
Samsung Electronics Co., Ltd.B	2,253	109,658
Samsung Electronics Co., Ltd., GDRB	94	114,030
Samyang Foods Co., Ltd.B	987	98,513
SK Hynix, Inc.B	1,382	96,213

Total Common Stocks		1,513,170

Preferred Stocks - 1.32%
LG Household & Health Care Ltd.B D	165	99,063
Samsung Electronics Co., Ltd.B D	2,651	110,436

Total Preferred Stocks		209,499

Total Republic of Korea (Cost $1,470,208)		1,722,669

Russia - 1.27%

Common Stocks - 1.27%
Polymetal International PLCB	3,958	98,522
Polyus PJSC, GDRB	904	103,666

Total Common Stocks		202,188

Total Russia (Cost $162,396)		202,188

Saudi Arabia - 0.41% (Cost $71,170)

Common Stocks - 0.41%
Saudi Arabian Oil Co.B C	7,388	64,644

Singapore - 1.87%

Common Stocks - 1.87%
Keppel DC REITB	45,314	98,278
NetLink NBN TrustB E	142,700	99,601
Sheng Siong Group Ltd.B	79,600	98,283

Total Common Stocks		296,162

Total Singapore (Cost $239,691)		296,162

See accompanying notes

9

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value

South Africa - 2.29%

Common Stocks - 2.29%
MultiChoice Group Ltd.A B	10,564	$65,378
Naspers Ltd., Class NB	601	110,766
Naspers Ltd., Class N, Sponsored ADR	2,946	107,853
Northam Platinum Ltd.A B	9,986	78,566

Total Common Stocks		362,563

Total South Africa (Cost $332,163)		362,563

Taiwan - 12.64%

Common Stocks - 12.64%
ASPEED Technology, Inc.B	2,450	97,917
Chailease Holding Co., Ltd.B	19,458	81,531
International Games System Co., Ltd.B	4,100	105,143
Lien Hwa Industrial Holdings Corp.B	62,000	98,911
Lotes Co., Ltd.B	6,691	103,236
Micro-Star International Co., Ltd.B	21,800	96,614
Parade Technologies Ltd.B	2,733	119,170
Poya International Co., Ltd.B	4,850	101,740
Realtek Semiconductor Corp.B	7,823	99,134
Simplo Technology Co., Ltd.B	8,470	94,396
Sinbon Electronics Co., Ltd.B	16,390	97,515
Taiwan Semiconductor Manufacturing Co., Ltd.B	7,400	108,301
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,400	110,446
Taiwan Union Technology Corp.B	21,000	97,694
Topco Scientific Co., Ltd.B	24,315	96,423
Tripod Technology Corp.B	22,825	99,148
Uni-President Enterprises Corp.B	40,910	99,448
Voltronic Power Technology Corp.B	3,400	102,807
Wiwynn Corp.B	3,700	98,379
Yuanta Financial Holding Co., Ltd.B	159,240	97,232

Total Common Stocks		2,005,185

Total Taiwan (Cost $1,615,329)		2,005,185

Thailand - 1.28%

Common Stocks - 1.28%
Carabao Group PCL, Class F	27,400	106,762
FabrinetA	1,318	95,726

Total Common Stocks		202,488

Total Thailand (Cost $155,814)		202,488

Turkey - 0.37% (Cost $52,794)

Common Stocks - 0.37%
Ulker Biskuvi Sanayi A/SA B	15,725	58,579

SHORT-TERM INVESTMENTS - 19.09% (Cost $3,026,966)

Investment Companies - 19.09%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%F G	3,026,966	3,026,966

TOTAL INVESTMENTS - 100.87% (Cost $14,371,745)		15,997,417
LIABILITIES, NET OF OTHER ASSETS - (0.87%)		(137,590)

TOTAL NET ASSETS - 100.00%		$15,859,827

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $10,693,403 or 67.42% of net assets.

See accompanying notes

10

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $463,705 or 2.92% of net assets. The Fund has no right to demand registration of these securities.

D A type of Preferred Stock that has no maturity date.

E Unit - Usually consists of one common stock and/or rights and warrants.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$92,219	$-	$-	$92,219
Brazil	611,272	-	-	611,272
China	858,342	3,604,617	-	4,462,959
Hong Kong	98,461	445,569	-	544,030
India	2,316	1,190,509	-	1,192,825
Indonesia	-	369,568	-	369,568
Malaysia	-	389,612	-	389,612
Mexico	192,561	-	-	192,561
Philippines	-	199,837	-	199,837
Republic of Korea	-	1,513,170	-	1,513,170
Russia	-	202,188	-	202,188
Saudi Arabia	-	64,644	-	64,644
Singapore	-	296,162	-	296,162
South Africa	107,853	254,710	-	362,563
Taiwan	110,446	1,894,739	-	2,005,185
Thailand	202,488	-	-	202,488
Turkey	-	58,579	-	58,579
Foreign Warrants
Malaysia	1,090	-	-	1,090
Foreign Preferred Stocks
Republic of Korea	-	209,499	-	209,499
Short-Term Investments	3,026,966	-	-	3,026,966

Total Investments in Securities - Assets	$5,304,014	$10,693,403	$-	$15,997,417

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

11

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$12,970,451
Investments in affiliated securities, at fair value‡	3,026,966
Foreign currency, at fair value^	295,209
Dividends and interest receivable	44,518
Receivable for fund shares sold	579,097
Receivable for tax reclaims	52
Prepaid expenses	37,829

Total assets	16,954,122

Liabilities:
Payable for investments purchased	1,032,080
Payable for expense reimbursement (Note 2)	1,358
Management and sub-advisory fees payable (Note 2)	7,694
Service fees payable (Note 2)	178
Transfer agent fees payable (Note 2)	442
Custody and fund accounting fees payable	15,887
Professional fees payable	22,857
Trustee fees payable (Note 2)	168
Other liabilities	13,631

Total liabilities	1,094,295

Net assets	$15,859,827

Analysis of net assets:
Paid-in-capital	$14,775,261
Total distributable earnings (deficits)A	1,084,566

Net assets	$15,859,827

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	381,507

Y Class	897,898

Investor Class	49,609

Net assets:
R5 ClassB	$4,555,821

Y Class	$10,715,327

Investor Class	$588,679

Net asset value, offering and redemption price per share:
R5 ClassB	$11.94

Y Class	$11.93

Investor Class	$11.87

† Cost of investments in unaffiliated securities	$11,344,779
‡ Cost of investments in affiliated securities	$3,026,966
^ Cost of foreign currency	$295,469

A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B	Formerly known as Institutional Class.

See accompanying notes

12

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Operations

For the period ended July 31, 2020 (Unaudited)

Continuous Capital Emerging Markets Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$112,893
Dividend income from affiliated securities (Note 2)	1,687
Income derived from securities lending (Note 8)	90

Total investment income	114,670

Expenses:
Management and sub-advisory fees (Note 2)	33,782
Transfer agent fees:
R5 Class (Note 2)A	160
Y Class (Note 2)	1,609
Investor Class	583
Custody and fund accounting fees	26,523
Professional fees	30,721
Registration fees and expenses	23,222
Service fees (Note 2):
Investor Class	871
Prospectus and shareholder report expenses	4,313
Trustee fees (Note 2)	442
Other expenses	1,174

Total expenses	123,400

Net fees waived and expenses (reimbursed) (Note 2)	(76,509)

Net expenses	46,891

Net investment income	67,779

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesB	(509,921)
Foreign currency transactions	(15,310)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	1,082,242
Foreign currency transactions	124

Net gain from investments	557,135

Net increase in net assets resulting from operations	$624,914

† Foreign taxes	$15,241

A	Formerly known as Institutional Class.
B	The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C	The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2020 (unaudited)	Year Ended January 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$67,779	$117,740
Net realized (loss) from investments in unaffiliated securities and foreign currency transactions	(525,231)	(64,861)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	1,082,366	295,202

Net increase in net assets resulting from operations	624,914	348,081

Distributions to shareholders:
Total retained earnings:
R5 ClassA	–	(76,776)
Y Class	–	(64,411)
Investor Class	–	(3,856)

Net distributions to shareholders	–	(145,043)

Capital share transactions (Note 10):
Proceeds from sales of shares	8,608,446	3,523,891
Reinvestment of dividends and distributions	–	62,374
Cost of shares redeemed	(269,874)	(145,508)

Net increase in net assets from capital share transactions	8,338,572	3,440,757

Net increase in net assets	8,963,486	3,643,795

Net assets:
Beginning of period	6,896,341	3,252,546

End of period	$15,859,827	$6,896,341

A Formerly known as Institutional Class.

See accompanying notes

14

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment company. As of July 31, 2020, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Continuous Capital Emerging Markets Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (LIBOR) and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Fund offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

15

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

16

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Continuous Capital LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $500 million	0.525%
Next $500 million	0.50%
Over $1 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.350%	$13,519
Sub-Advisor Fees	0.525%	20,263

Total	0.875%	$33,782

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended July 31, 2020, the Manager received securities lending fees of $14 for the securities lending activities of the Fund.

17

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Continuous Capital Emerging Markets	$1,655

As of July 31, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Continuous Capital Emerging Markets	$442

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund held the following shares with a July 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund:

Affiliated Security	Type of Transaction	Fund	July 31, 2020 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2020 Fair Value
U.S. Government Money Market Select Fund	Direct	Continuous Capital Emerging Markets	$3,026,966	$-	$-	$1,687	$3,026,966

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2020, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral lnvestments in USG Select Fund	Total
Continuous Capital Emerging Markets	$526	$5	$531

18

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2020, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	2/1/2020 - 7/31/2020	Reimbursed Expenses	(Recouped) Expenses
Continuous Capital Emerging Markets	R5*	1.15%	$38,829	$–	2023-2024
Continuous Capital Emerging Markets	Y	1.25%	32,871	–	2023-2024
Continuous Capital Emerging Markets	Investor	1.53%	4,809	–	2023-2024

*	Formerly Institutional Class.

Of these amounts, $1,358 was disclosed as a payable to the Manager on the Statement of Assets and Liabilities at July 31, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023-2024. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Continuous Capital Emerging Markets	$-	$43,101	$–	2021-2022
Continuous Capital Emerging Markets	-	297,842	–	2022-2023

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant

19

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of July 31, 2020, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 20% of the Fund’s outstanding R5 Class shares.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

20

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

21

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such

22

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securitiesíhat have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers

23

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended July 31, 2020 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

China Investment Risk

Investing in securities of Chinese issuers, including A-Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

24

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

25

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

26

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund investment may decline, adversely affecting the Fund performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities

27

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the two year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

28

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

As of July 31, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$14,406,888	$1,827,365	$(249,008)	$1,578,357

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2020, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$69,111	$–

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Continuous Capital Emerging Markets	$10,734,284	$4,843,983

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2020 were as follows:

Fund	Type of Transaction	January 31, 2020 Shares/Fair Value	Purchases	Sales	July 31, 2020 Shares/Fair Value
Continuous Capital Emerging Markets	Direct	$469,454	$8,964,769	$6,407,257	$3,026,966
Continuous Capital Emerging Markets	Securities Lending	38,556	444,439	482,995	–

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

29

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

The Fund did not have any securities on loan or hold any securities lending collateral as of the period ended July 31, 2020.

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. Effective August 6, 2020, the Committed Line was reduced from $250 million to $150 million. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

30

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2020, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	51,814	$543,120	85,070	$1,004,856
Reinvestment of dividends	-	-	1	9
Shares redeemed	(12,834)	(129,185)	(2,684)	(31,263)

Net increase in shares outstanding	38,980	$413,935	82,387	$973,602

	Y Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	665,098	$7,679,859	209,149	$2,350,101
Reinvestment of dividends	-	-	5,303	61,460
Shares redeemed	(9,139)	(99,541)	(1,469)	(17,023)

Net increase in shares outstanding	655,959	$7,580,318	212,983	$2,394,538

	Investor Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	36,785	$385,467	14,775	$168,934
Reinvestment of dividends	-	-	78	905
Shares redeemed	(4,246)	(41,148)	(8,581)	(97,222)

Net increase in shares outstanding	32,539	$344,319	6,272	$72,617

A Formerly known as Institutional Class.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

31

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31, 2020		Year Ended January 31, 2020	December 17, 2018B to January 31, 2019

	(unaudited)
Net asset value, beginning of period	$11.47		$10.85	$10.00

Income from investment operations:
Net investment income	0.08		0.27	0.01	C
Net gains on investments (both realized and unrealized)	0.39		0.65	0.84

Total income from investment operations	0.47		0.92	0.85

Less distributions:
Dividends from net investment income	-		(0.27)	-
Distributions from net realized gains	-		(0.03)	-

Total distributions	-		(0.30)	-

Net asset value, end of period	$11.94		$11.47	$10.85

Total returnD	4.10	%E	8.40%	8.50	%E

Ratios and supplemental data:
Net assets, end of period	$4,555,821		$3,927,688	$2,821,409
Ratios to average net assets:
Expenses, before reimbursements	3.14	%F	5.15%	39.68	%F
Expenses, net of reimbursements	1.15	%F	1.15%	1.15	%F
Net investment (loss), before expense reimbursements	(0.35	)%F	(1.61)%	(37.54	)%F
Net investment income, net of reimbursements	1.64	%F	2.39%	0.99	%F
Portfolio turnover rate	66	%E	116%	24	%G

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0057.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

32

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020	December 17, 2018A to January 31, 2019

	(unaudited)
Net asset value, beginning of period	$11.46		$10.85	$10.00

Income from investment operations:
Net investment income	0.04		0.20	0.01	B
Net gains on investments (both realized and unrealized)	0.43		0.71	0.84

Total income from investment operations	0.47		0.91	0.85

Less distributions:
Dividends from net investment income	-		(0.27)	-
Distributions from net realized gains	-		(0.03)	-

Total distributions	-		(0.30)	-

Net asset value, end of period	$11.93		$11.46	$10.85

Total returnC	4.10	%D	8.31%	8.50	%D

Ratios and supplemental data:
Net assets, end of period	$10,715,327		$2,773,744	$314,086
Ratios to average net assets:
Expenses, before reimbursements	3.19	%E	5.31%	44.25	%E
Expenses, net of reimbursementsF	1.25	%E	1.26%	1.25	%E
Net investment (loss), before expense reimbursements	(0.02	)%E	(1.79)%	(41.28	)%E
Net investment income, net of reimbursements	1.92	%E	2.26%	1.72	%E
Portfolio turnover rate	66	%D	116%	24	%G

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0031.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

33

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020	December 17, 2018A to January 31, 2019

	(unaudited)
Net asset value, beginning of period	$11.42		$10.84	$10.00

Income from investment operations:
Net investment income	0.06		0.21	0.01	B
Net gains on investments (both realized and unrealized)	0.39		0.67	0.83

Total income from investment operations	0.45		0.88	0.84

Less distributions:
Dividends from net investment income	-		(0.27)	-
Distributions from net realized gains	-		(0.03)	-

Total distributions	-		(0.30)	-

Net asset value, end of period	$11.87		$11.42	$10.84

Total returnC	3.94	%D	8.04%	8.40	%D

Ratios and supplemental data:
Net assets, end of period	$588,679		$194,909	$117,051
Ratios to average net assets:
Expenses, before reimbursements	3.81	%E	7.25%	39.63	%E
Expenses, net of reimbursements	1.53	%E	1.53%	1.53	%E
Net investment (loss), before expense reimbursements	(0.82	)%E	(3.99)%	(37.17	)%E
Net investment income, net of reimbursements	1.46	%E	1.73%	0.93	%E
Portfolio turnover rate	66	%D	116%	24	%F

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0010.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

34

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 14, 2020 and June 3 – 4, 2020 (collectively, the “Meetings”) via videoconference, the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 4, 2020 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Continuous Capital Emerging Markets Fund (the “Fund”); and

(2) the Investment Advisory Agreement among the Manager, Continuous Capital, LLC (the “subadvisor”) and the Trust on behalf of the Fund.

The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the R5 Class. The Board also considered that the use of R5 Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

35

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the subadvisor for the Fund; (3) the costs incurred by the Manager and the subadvisor in rendering services to the Fund and their resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s performance since its inception on December 17, 2018; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the level of staffing and the size of the subadvisor; the adequacy of the resources committed to the Fund by the subadvisor; the financial stability of the subadvisor; and the subadvisor’s representations regarding its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by the subadvisor regarding the performance of the Fund relative to the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the subadvisor. A summary of the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to The Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

36

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for overseeing the securities lending program on behalf of the Fund. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by the subadvisor that it does not manage any comparable client accounts. The Board also considered the cost of services and profitability of the subadvisor.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the subadvisor were reasonable in light of the services performed by the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to The Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the subadvisory fee rate breakpoints. The Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first subadvisory fee rate breakpoint.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered the Manager’s representation that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedule for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor. The Board also considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly. In addition, the Board noted that the subadvisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to The Fund

The performance comparisons below were made for the Fund’s R5 Class shares in comparison to the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge.

The expense comparisons below were made for the Fund’s R5 Class shares in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest

37

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds with a comparable investment classification/objective and a similar operating structure as the share class of the Fund included in the Broadridge comparative information, including the expense group, and provides a broader view of expenses across the Fund’s investment classification/objective. The Board also considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense. In reviewing expenses, the Board considered the positive impact of the fee waiver and the Manager’s agreement to continue the fee waiver. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Board.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking	4th Quintile

Broadridge and Morningstar Performance Analysis (one-year period ended December 31, 2019)

Compared to Broadridge Performance Universe	3rd Quintile
Compared to Morningstar Category	3rd Quintile

The Board also considered: (1) that the subadvisor is an affiliate of the Manager; (2) the subadvisor’s representation that it had incurred a loss with respect to the services that it provided to the Fund; and (3) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that this Fund has been in operation.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the subadvisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

38

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;
•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
○	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;
•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;
○	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and
•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3 – 4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.
•	The operation of the Program was adequate during the review period.
•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.
•	The Program was effectively implemented by the Liquidity Committee during the review period.
•	Administration of the Program by the Liquidity Committee continues to be appropriate.

39

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40

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Continuous Capital Emerging Markets Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Continuous Capital Emerging Markets Fund are service marks of American Beacon Advisors, Inc.

SAR 7/20

American Beacon®
FUNDS

2020 SEMI-ANNUAL REPORT

July 31, 2020

CRESCENT SHORT DURATION HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CRESCENT SHORT DURATION HIGH INCOME FUND

The Fund’s investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic continues to have an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 0.25%, and announced quantitative easing would be unlimited.

▶  Also in March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶

On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May. However, by the end of July, the average crude oil spot price – which calculates an equally weighted price for West Texas Intermediate, Brent and Dubai crude oils – was $42.07 per barrel.

▶

Although equity markets around the world have rebounded since the lows experienced earlier this year, uncertainty and volatility remain while economies continue to feel the effects of the pandemic. In the U.S., real gross domestic product fell 9.5% for the second quarter – an annualized decline of 32.9% – making it the sharpest economic contraction in modern history.

▶

As of July 31, the virus had infected more than 17.1 million individuals around the world, resulting in almost 669,000 deaths. The U.S. alone accounted for approximately 4.4 million confirmed cases and more than 150,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

1

President’s Message

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2020 (Unaudited)

The Investor Class of the American Beacon Crescent Short Duration High Income Fund (the “Fund”) returned -7.42% for the six-month period ended July 31, 2020, underperforming the ICE BofA U.S. High Yield Cash Pay BB-B 1-5 Year Index (the “Index”) return of -0.94%. For additional comparison, the ICE BofA U.S. High Yield Index returned -0.23%, and the S&P LSTA Leveraged Loan Index returned -3.28%.

Total Returns for the Period ended July 31, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 10/1/2014
R5 Class** (1,3)	ACHIX	-7.30%	-4.62%	0.42%	2.36%	2.09%
Y Class (1,3)	ACHYX	-7.35%	-4.83%	0.32%	2.26%	1.97%
Investor Class (1,3)	ACHPX	-7.42%	-5.04%	0.05%	1.98%	1.71%
A without Sales Charge (1,3)	ACHAX	-7.44%	-5.08%	-0.03%	1.93%	1.64%
A with Sales Charge (1,3)	ACHAX	-9.76%	-7.46%	-0.87%	1.40%	1.19%
C without Sales Charge (1,3)	ACHCX	-7.88%	-5.78%	-0.73%	1.17%	0.91%
C with Sales Charge (1,3)	ACHCX	-8.88%	-6.78%	-0.73%	1.17%	0.91%

ICE BofA U.S High Yield Cash Pay BB-B 1-5 Year Index (2)		-0.94%	1.90%	3.84%	4.54%	4.13%

*	Not Annualized.
**	Prior to February 28, 2020, the R5 Class was known as the Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The ICE BofA U.S. High Yield Cash Pay BB-B 1-5 Year Index is an unmanaged index that generally tracks the performance of BB-B rated U.S. dollar- denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.16%, 1.25%, 1.40%, 1.44% and 2.24%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Please note that the Fund was liquidated on July 31, 2020, and is closed to investors, and its holdings were sold primarily during the final three months of this period. As such, the Fund did not benefit from the market recovery that took place following the sale of its holdings.

The period began with the Fund well positioned to withstand the volatility that accompanied the COVID-19 pandemic. As world economies suddenly went into lockdown and markets collapsed, the Fund initially performed well due to its conservative positioning and underweight exposures to the hard-hit Energy and Commodity sectors. In the U.S., the virus impact was most severe during the month of March wherein the Fund outperformed.

However, subsequent months saw a remarkably rapid recovery in the equity and debt markets due to an unprecedented amount stimulus from the U.S. Government and Federal Reserve Bank. The stimulus dwarfed even that provided during the Great Financial Crisis of 2008. Nearly every asset class rebounded swiftly in April and May just as the Fund had begun to liquidate its holdings and retain larger cash balances in preparation for its pending closure. As a result, the Fund missed out on much of the recovery from the March lows and underperformed for the semi-annual period overall.

3

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2020 (Unaudited)

Top Ten Holdings (% Net Assets)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%		100.0
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK, (in-kind rate 5.000%) Term Loan, (12-mo. LIBOR + 5.000%)		0.0

Total Fund Holdings	2

Sector Allocation (% Investments)
Cash Equivalents		100.0
Oil & Gas		0.0

4

American Beacon Crescent Short Duration High Income FundSM

Expense Examples

July 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Crescent Short Duration High Income FundSM

Expense Examples

July 31, 2020 (Unaudited)

American Beacon Crescent Short Duration High Income Fund

	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020#	Expenses Paid During Period 2/1/2020-7/31/2020*
R5 Class**
Actual	$1,000.00	$927.00	$4.07
Hypothetical***	$1,000.00	$1,020.64	$4.27
Y Class
Actual	$1,000.00	$926.50	$4.55
Hypothetical***	$1,000.00	$1,020.14	$4.77
Investor Class
Actual	$1,000.00	$925.80	$5.75
Hypothetical***	$1,000.00	$1,018.90	$6.02
A Class
Actual	$1,000.00	$925.60	$5.84
Hypothetical***	$1,000.00	$1,018.80	$6.12
C Class
Actual	$1,000.00	$921.20	$9.51
Hypothetical***	$1,000.00	$1,014.97	$9.97

#	Total Return is calculated using the final Net Asset Value as of July 31, 2020.
*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.85%, 0.95%, 1.20%, 1.22%, and 1.99% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

6

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSA - 0.00%

Energy - 0.00%

Oil & Gas - 0.00%
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK, (in-kind rate 5.000%) Term Loan, (12-mo. LIBOR + 5.000%)B C	$7,171	$-

Total Bank Loan Obligations (Cost $6,701)		-

	Shares

SHORT-TERM INVESTMENTS - 100.00% (Cost $41,212,622)

Investment Companies - 100.00%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%D E	41,212,622	41,212,622

TOTAL INVESTMENTS - 100.00% (Cost $41,219,323)		41,212,622
LIABILITIES, NET OF OTHER ASSETS - (100.00%)		(41,212,622)

TOTAL NET ASSETS - 0.00%		$-

Percentages are stated as a percent of net assets.

A Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

C Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Bank Loan Obligations	$-	$-	$-	(1)	$-
Short-Term Investments	41,212,622	-	-		41,212,622

Total Investments in Securities - Assets	$41,212,622	$-	$-		$41,212,622

(1) Includes investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Crescent Short Duration High Income FundSM

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$-
Investments in affiliated securities, at fair value‡	41,212,622
Cash	655
Dividends and interest receivable	11,546
Receivable for investments sold	189,475
Receivable for expense reimbursement (Note 2)	37,023
Prepaid expenses	8,599

Total assets	41,459,920

Liabilities:
Payable for investments purchased	100,000
Payable for fund shares redeemed	41,036,550
Payable to affiliate	200,000
Management and sub-advisory fees payable (Note 2)	26,990
Service fees payable (Note 2)	529
Transfer agent fees payable (Note 2)	826
Custody and fund accounting fees payable	16,694
Registration fees payable	4,080
Professional fees payable	30,000
Trustee fees payable (Note 2)	477
Payable for prospectus and shareholder reports	5,764
Other liabilities	38,010

Total liabilities	41,459,920

Net assets	$-

Analysis of net assets:
Paid-in-capital	$10,537,860
Total distributable earnings (deficits)A	(10,537,860)

Net assets	$-

† Cost of investments in unaffiliated securities	$6,701
‡ Cost of investments in affiliated securities	$41,212,622

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Crescent Short Duration High Income FundSM

Statement of Operations

For the period ended July 31, 2020 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 2)	$17,928
Interest income	946,422

Total investment income	964,350

Expenses:
Management and sub-advisory fees (Note 2)	205,996
Transfer agent fees:
R5 Class (Note 2)A	919
Y Class (Note 2)	729
Investor Class	792
A Class	104
C Class	87
Custody and fund accounting fees	49,702
Professional fees	31,144
Registration fees and expenses	55,394
Service fees (Note 2):
Investor Class	882
A Class	183
C Class	62
Distribution fees (Note 2):
A Class	1,316
C Class	1,578
Prospectus and shareholder report expenses	11,034
Trustee fees (Note 2)	2,851
Other expenses	658

Total expenses	363,431

Net fees waived and expenses (reimbursed) (Note 2)	(125,016)

Net expenses	238,415

Net investment income	725,935

Realized and unrealized (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesB	(5,304,111)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesC	(761,358)

Net (loss) from investments	(6,065,469)

Net (decrease) in net assets resulting from operations	$(5,339,534)

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Crescent Short Duration High Income FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$725,935	$3,791,692
Net realized (loss) from investments in unaffiliated securities	(5,304,111)	(741,042)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(761,358)	2,595,365

Net increase (decrease) in net assets resulting from operations	(5,339,534)	5,646,015

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(773,179)	(3,635,223)
Y Class	(22,607)	(180,199)
Investor Class	(5,773)	(25,037)
A Class	(13,942)	(58,509)
C Class	(3,781)	(15,592)

Net distributions to shareholders	(819,282)	(3,914,560)

Capital share transactions (Note 9):
Proceeds from sales of shares	943,923	4,786,648
Reinvestment of dividends and distributions	801,879	3,893,332
Cost of shares redeemed	(66,234,071)	(30,332,420)

Net (decrease) in net assets from capital share transactions	(64,488,269)	(21,652,440)

Net (decrease) in net assets	(70,647,085)	(19,920,985)

Net assets:
Beginning of period	70,647,085	90,568,070

End of period	$-	$70,647,085

A Formerly known as Institutional Class.

See accompanying notes

10

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2020, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Crescent Short Duration High Income Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings. The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered (LIBOR) and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

11

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

12

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Crescent Capital Group LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedules:

First $250 million	0.40%
Next $750 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Fund during the period ended July 31, 2020 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$96,131
Sub-Advisor Fees	0.40%	109,865

Total	0.75%	$205,996

13

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Crescent Short Duration High Income	$197

As of July 31, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Crescent Short Duration High Income	$14

14

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund held the following shares with a July 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund:

Affiliated Security	Type of Transaction	Fund	July 31, 2020 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2020 Fair Value
U.S. Government Money Market Select Fund	Direct	Crescent Short Duration High Income	$41,212,622	$-	$-	$17,928	$41,212,622

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2020, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Crescent Short Duration High Income	$10,577

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2020, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2020 - 5/28/2020	5/29/2020 - 7/31/2020	Reimbursed Expenses	(Recouped) Expenses
Crescent Short Duration High Income	R5*	0.85%	0.85%	$118,812	$-	2023-2024
Crescent Short Duration High Income	Y	0.95%	0.95%	1,694	-	2023-2024
Crescent Short Duration High Income	Investor	1.23%	1.10%	1,755	-	2023-2024
Crescent Short Duration High Income	A	1.25%	1.14%	2,174	-	2023-2024
Crescent Short Duration High Income	C	2.00%	1.94%	581	-	2023-2024

*	Formerly Institutional Class

15

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Of these amounts, $37,023 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at July 31, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The Fund did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Crescent Short Duration High Income	$-	$99,331	$74,870	2020-2021
Crescent Short Duration High Income	-	208,743	-	2021-2022
Crescent Short Duration High Income	-	250,896	-	2022-2023

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2020, RID did not collect any sales charges from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2020, there were no CDSC fees collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2020, there were no CDSC fees collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

16

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

17

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

18

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Fund may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Fund may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may

19

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statement of Assets and Liabilities and Statement of Operations.

20

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Floating Rate Loan Interest

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statement of Assets and Liabilities and Statement of Operations.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Securities

High yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. High yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated

21

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

22

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured

23

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest

24

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Loan Interests Risk

In making investments in bank loans or senior loans, the Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Fund once it receives payment on the underlying loan. The Fund will also rely on the financial institution to pursue appropriate remedies against a borrower in the event that the borrower defaults. As such, the Fund may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which the Fund have an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of the Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Fund to sell them at prices that are less than what the Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held

25

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

by another party. When the Fund’s loan interest is a participation, the Fund are subject to the risk that the party selling the participation interest will not remit the Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

26

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of

27

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Crescent Short Duration High Income	$41,219,323	$492	$(7,193)	$(6,701)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the period ended January 31, 2020, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$1,945,383	$3,175,392

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Crescent Short Duration High Income	$4,020,220	$66,143,667

28

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2020 were as follows:

Fund	Type of Transaction	January 31, 2020 Shares/Fair Value	Purchases	Sales	July 31, 2020 Shares/Fair Value
Crescent Short Duration High Income	Direct	$2,580,211	$60,295,408	$21,662,997	$41,212,622

8.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. Effective August 6, 2020, the Committed Line was reduced from $250 million to $150 million. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended July 31, 2020, the Fund did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	98,210	$826,511	227,427	$2,113,900
Reinvestment of dividends	87,984	759,011	390,561	3,628,749
Shares redeemed	(7,063,984)	(60,252,222)	(2,833,312)	(26,298,543)

Net (decrease) in shares outstanding	(6,877,790)	$(58,666,700)	(2,215,324)	$(20,555,894)

29

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

	Y Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	10,638	$100,000	153,270	$1,423,690
Reinvestment of dividends	2,473	21,769	18,580	172,530
Shares redeemed	(419,811)	(3,681,047)	(242,411)	(2,246,371)

Net (decrease) in shares outstanding	(406,700)	$(3,559,278)	(70,561)	$(650,151)

	Investor Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,463	$13,686	83,906	$777,417
Reinvestment of dividends	639	5,537	2,692	25,031
Shares redeemed	(67,373)	(571,699)	(84,883)	(785,446)

Net increase (decrease) in shares outstanding	(65,271)	$(552,476)	1,715	$17,002

	A Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	11	$91	10,651	$98,737
Reinvestment of dividends	1,412	12,179	5,636	52,273
Shares redeemed	(149,162)	(1,261,877)	(55,614)	(511,584)

Net (decrease) in shares outstanding	(147,739)	$(1,249,607)	(39,327)	$(360,574)

	C Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	388	$3,635	40,113	$372,904
Reinvestment of dividends	390	3,383	1,587	14,749
Shares redeemed	(55,075)	(467,226)	(53,147)	(490,476)

Net (decrease) in shares outstanding	(54,297)	$(460,208)	(11,447)	$(102,823)

A	Formerly known as Institutional Class.

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.36		$9.16	$9.59	$9.64	$9.01	$9.68

Income (loss) from investment operations:
Net investment income	0.14		0.42	0.48	0.47	0.46	0.47
Net gains (losses) on investments (both realized and unrealized)	(9.38)		0.22	(0.43)	(0.05)	0.63	(0.67)

Total income (loss) from investment operations	(9.24)		0.64	0.05	0.42	1.09	(0.20)

Less distributions:
Dividends from net investment income	(0.12)		(0.44)	(0.48)	(0.47)	(0.46)	(0.47)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	(0.12)		(0.44)	(0.48)	(0.47)	(0.46)	(0.47)

Net asset value, end of period	$-	F	$9.36	$9.16	$9.59	$9.64	$9.01

Total returnB	(7.30	)%CD	7.15%	0.60%	4.45%	12.38%	(2.23)%

Ratios and supplemental data:
Net assets, end of period	$-		$64,345,935	$83,303,910	$78,914,147	$51,834,666	$36,971,459
Ratios to average net assets:
Expenses, before reimbursements	1.31	%E	1.15%	1.08%	1.07%	1.26%	1.27%
Expenses, net of reimbursements	0.85	%E	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income, before expense reimbursements	2.17	%E	4.32%	4.92%	4.66%	4.51%	4.41%
Net investment income, net of reimbursements	2.63	%E	4.62%	5.15%	4.89%	4.93%	4.83%
Portfolio turnover rate	13	%D	91%	84%	75%	95%	72%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Total Return is calculated using the final Net Asset Value of $8.56 as of July 31, 2020.
D	Not annualized.
E	Annualized.
F

The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

See accompanying notes

31

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.35		$9.15	$9.58	$9.63	$9.00	$9.68

Income (loss) from investment operations:
Net investment income	0.13		0.42	0.49	0.46	0.45	0.46
Net gains (losses) on investments (both realized and unrealized)	(9.37)		0.21	(0.45)	(0.05)	0.63	(0.68)

Total income (loss) from investment operations	(9.24)		0.63	0.04	0.41	1.08	(0.22)

Less distributions:
Dividends from net investment income	(0.11)		(0.43)	(0.47)	(0.46)	(0.45)	(0.46)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	(0.11)		(0.43)	(0.47)	(0.46)	(0.45)	(0.46)

Net asset value, end of period	$-	E	$9.35	$9.15	$9.58	$9.63	$9.00

Total returnA	(7.35	)%BC	7.04%	0.49%	4.33%	12.27%	(2.39)%

Ratios and supplemental data:
Net assets, end of period	$-		$3,802,336	$4,369,096	$5,883,759	$6,277,416	$8,481,991
Ratios to average net assets:
Expenses, before reimbursements	1.25	%D	1.24%	1.14%	1.14%	1.36%	1.29%
Expenses, net of reimbursements	0.95	%D	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income, before expense reimbursements	3.64	%D	4.23%	4.84%	4.59%	4.42%	4.80%
Net investment income, net of reimbursements	3.94	%D	4.52%	5.03%	4.78%	4.83%	5.14%
Portfolio turnover rate	13	%C	91%	84%	75%	95%	72%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Total Return is calculated using the final Net Asset Value of $8.55 as of July 31, 2020.
C	Not annualized.
D	Annualized.
E

The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

See accompanying notes

32

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.36		$9.17	$9.59	$9.64	$9.01	$9.69

Income (loss) from investment operations:
Net investment income	0.11		0.40	0.45	0.44	0.43	0.44
Net gains (losses) on investments (both realized and unrealized)	(9.36)		0.20	(0.43)	(0.06)	0.63	(0.68)

Total income (loss) from investment operations	(9.25)		0.60	0.02	0.38	1.06	(0.24)

Less distributions:
Dividends from net investment income	(0.11)		(0.41)	(0.44)	(0.43)	(0.43)	(0.44)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	(0.11)		(0.41)	(0.44)	(0.43)	(0.43)	(0.44)

Net asset value, end of period	$-	E	$9.36	$9.17	$9.59	$9.64	$9.01

Total returnA	(7.42	)%BC	6.64%	0.28%	4.04%	11.96%	(2.67)%

Ratios and supplemental data:
Net assets, end of period	$-		$611,120	$582,797	$979,646	$2,679,338	$3,560,159
Ratios to average net assets:
Expenses, before reimbursements	2.12	%D	1.39%	2.31%	1.39%	1.56%	1.46%
Expenses, net of reimbursements	1.20	%D	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment income, before expense reimbursements	1.80	%D	4.08%	3.66%	4.33%	4.22%	4.44%
Net investment income, net of reimbursements	2.72	%D	4.24%	4.74%	4.49%	4.55%	4.68%
Portfolio turnover rate	13	%C	91%	84%	75%	95%	72%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Total Return is calculated using the final Net Asset Value of $8.56 as of July 31, 2020.
C	Not annualized.
D	Annualized.
E

The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

See accompanying notes

33

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.34		$9.14	$9.58	$9.63	$9.00	$9.68

Income (loss) from investment operations:
Net investment income	0.12		0.39	0.43	0.43	0.43	0.43
Net gains (losses) on investments (both realized and unrealized)	(9.35)		0.21	(0.43)	(0.05)	0.63	(0.68)

Total income (loss) from investment operations	(9.23)		0.60	-	0.38	1.06	(0.25)

Less distributions:
Dividends from net investment income	(0.11)		(0.40)	(0.44)	(0.43)	(0.43)	(0.43)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	(0.11)		(0.40)	(0.44)	(0.43)	(0.43)	(0.43)

Net asset value, end of period	$-	E	$9.34	$9.14	$9.58	$9.63	$9.00

Total returnA	(7.44	)%BC	6.71%	0.02%	4.02%	11.94%	(2.71)%

Ratios and supplemental data:
Net assets, end of period	$-		$1,379,649	$1,710,171	$1,642,414	$1,183,362	$1,033,329
Ratios to average net assets:
Expenses, before reimbursements	1.63	%D	1.43%	1.39%	1.46%	1.66%	1.55%
Expenses, net of reimbursements	1.22	%D	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income, before expense reimbursements	1.80	%D	4.03%	4.48%	4.26%	4.13%	4.28%
Net investment income, net of reimbursements	2.21	%D	4.21%	4.62%	4.47%	4.54%	4.59%
Portfolio turnover rate	13	%C	91%	84%	75%	95%	72%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Total Return is calculated using the final Net Asset Value of $8.54 as of July 31, 2020.
C	Not annualized.
D	Annualized.
E

The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

See accompanying notes

34

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020	2019	2018	2017	2016

	(unaudited)
Net asset value, beginning of period	$9.36		$9.16	$9.58	$9.63	$9.00	$9.68

Income (loss) from investment operations:
Net investment income	0.09		0.32	0.37	0.36	0.35	0.36
Net gains (losses) on investments (both realized and unrealized)	(9.37)		0.21	(0.42)	(0.05)	0.63	(0.68)

Total income (loss) from investment operations	(9.28)		0.53	(0.05)	0.31	0.98	(0.32)

Less distributions:
Dividends from net investment income	(0.08)		(0.33)	(0.37)	(0.36)	(0.35)	(0.36)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	(0.08)		(0.33)	(0.37)	(0.36)	(0.35)	(0.36)

Net asset value, end of period	$-	E	$9.36	$9.16	$9.58	$9.63	$9.00

Total returnA	(7.88	)%BC	5.91%	(0.49)%	3.24%	11.10%	(3.40)%

Ratios and supplemental data:
Net assets, end of period	$-		$508,045	$602,096	$535,826	$427,829	$456,828
Ratios to average net assets:
Expenses, before reimbursements	2.36	%D	2.23%	2.17%	2.21%	2.41%	2.36%
Expenses, net of reimbursements	1.99	%D	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment income, before expense reimbursements	1.49	%D	3.22%	3.86%	3.51%	3.37%	3.76%
Net investment income, net of reimbursements	1.86	%D	3.45%	4.03%	3.71%	3.78%	4.12%
Portfolio turnover rate	13	%C	91%	84%	75%	95%	72%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Total Return is calculated using the final Net Asset Value of $8.54 as of July 31, 2020.
C	Not annualized.
D	Annualized.
E

The Trust’s Board of Trustees approved a Plan of Liquidation and Termination for the Fund on March 4, 2020. In anticipation of the liquidation, the Fund was closed to new shareholders on March 5, 2020. On July 31, 2020, the Fund liquidated by distributing cash pro rata to its remaining shareholders. The Fund’s termination is expected to occur on or about September 30, 2020.

See accompanying notes

35

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At a special meeting held on June 29, 2020 via telephone conference, the Board of Trustees (“Board” or “Trustees”) of American Beacon Funds (the “Trust”) approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of American Beacon Crescent Short Duration High Income Fund (the “Fund”); and (2) the Investment Advisory Agreement among the Manager, Crescent Capital Group LP (the “subadvisor”) and the Trust, on behalf of the Fund.

On March 4, 2020, the Board approved a Plan of Liquidation and Termination (“Plan”) for the Fund. At its June 29, 2020 meeting, the Board was informed that the Fund’s liquidation was expected to occur on or about July 31, 2020 (“Liquidation Date”) and the Fund’s termination was expected to occur on or about September 30, 2020 (“Termination Date”). The Board was informed that, because the Management Agreement and Investment Advisory Agreement previously had been approved through June 30, 2020, the Manager was asking the Board to consider the renewal of the Management Agreement and Investment Advisory Agreement through the termination of the Fund or June 30, 2021, whichever is sooner. The Board considered that such renewal would continue the Management Agreement and Investment Advisory Agreement through the Termination Date, but that the Fund would only pay management fees to the Manager and subadvisory fees to the subadvisor through the Liquidation Date.

At the Board’s meetings on June 3-4, 2020, the Board considered information provided by the Manager with respect to the continuation of the Management Agreement for other series of the Trust. The Board also receives information throughout the year on a quarterly basis regarding the Fund’s expenses and performance, as well as any material developments at the Manager or subadvisor. In addition, at its June 29, 2020 meeting, the Board considered the Manager’s recommendation that the Board renew the Investment Advisory Agreement.

Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager, or the subadvisor, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the renewal of the Management Agreement and Investment Advisory Agreement is in the best interests of the Fund, and approved the renewal of the Management Agreement and Investment Advisory Agreement.

36

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;
•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
○	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;
•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;
○	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and
•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.
•	The operation of the Program was adequate during the review period.
•

The Fund included in this shareholder report had a highly liquid investment minimum during the review period. The Liquidity Committee determined the highly liquid investment minimum was no longer warranted due to the intended liquidation of the Fund.

•	The Program was effectively implemented by the Liquidity Committee during the review period.
•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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40

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Crescent Short Duration High Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/20

American Beacon® FUNDS

2020 SEMI-ANNUAL REPORT

July 31, 2020

FRONTIER MARKETS INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

FRONTIER MARKETS INCOME FUND

Investing in foreign, emerging and frontier market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Unlike anything we’ve experienced in our lifetimes, the COVID-19 pandemic continues to have an overwhelming effect on the world’s population, economies and markets. During this reporting period, news reports related to the virus dominated headlines:

▶  On March 15, the Federal Reserve cut the federal funds rate by 100 basis points (1%) to a range of 0% to 0.25%, and announced quantitative easing would be unlimited.

▶  Also in March, the U.S. government passed a stimulus package in three phases: phase one for approximately $8.3 billion, phase two for approximately $100 billion, and phase three for approximately $2 trillion.

▶

On April 20, the price of U.S. oil turned negative for the first time in history, closing at -$37.60 per barrel for oil deliveries in May. However, by the end of July, the average crude oil spot price – which calculates an equally weighted price for West Texas Intermediate, Brent and Dubai crude oils – was $42.07 per barrel.

▶

Although equity markets around the world have rebounded since the lows experienced earlier this year, uncertainty and volatility remain while economies continue to feel the effects of the pandemic. In the U.S., real gross domestic product fell 9.5% for the second quarter – an annualized decline of 32.9% – making it the sharpest economic contraction in modern history.

▶

As of July 31, the virus had infected more than 17.1 million individuals around the world, resulting in almost 669,000 deaths. The U.S. alone accounted for approximately 4.4 million confirmed cases and more than 150,000 deaths.

Now more than ever, we recognize that fear of loss can be a powerful emotion, leading many investors to make short-term decisions subject to a variety of potential error-leading biases. Unfortunately, short-term investment decisions may derail future plans. We encourage investors to maintain focus on their long-term financial goals, working with financial professionals to make thoughtful adjustments to their changing needs.

The three Ds – direction, discipline and diversification – may help frame this conversation.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

President’s Message

American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals since 1986. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

Thank you for staying the course with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2020 (Unaudited)

The Investor Class of the American Beacon Frontier Markets Income Fund (the “Fund”) returned -3.49% for the six-month period ending July 31, 2020. The Fund underperformed the JP Morgan EMBI Global Diversified Index (the hard currency “Index”) return of -0.66% for the same period. For additional comparison, the JP Morgan GBI-EM Global Diversified Index (denominated in local-currency) returned -5.68%, reflecting weakness in local currencies relative to the U.S. dollar.

Total Returns for the Period ended July 31, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 2/25/2014
R5 Class** (1,3)	AGEIX	-3.32%	0.64%	3.90%	5.57%	4.90%
Y Class (1,3)	AGEYX	-3.24%	0.60%	3.84%	5.49%	4.83%
Investor Class (1,3)	AGEPX	-3.49%	0.33%	3.56%	5.21%	4.54%
A without Sales Charge (1,3)	AGUAX	-3.52%	0.23%	3.48%	5.15%	4.49%
A with Sales Charge (1,3)	AGUAX	-8.10%	-4.51%	1.81%	4.13%	3.70%
C without Sales Charge (1,3)	AGECX	-3.85%	-0.41%	2.77%	4.44%	3.73%
C with Sales Charge (1,3)	AGECX	-4.85%	-1.41%	2.77%	4.44%	3.73%

JPMorgan EMBI Global Diversified Index (2)		-0.66%	2.97%	4.57%	5.96%	5.88%

*	Not Annualized.

**	Prior to February 28, 2020, the R5 Class was known as Institutional Class.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Performance prior to waiving fees was lower than actual returns shown for periods when fee waivers were in place for each Class. A portion of fees charged to the R5 Class was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017 through 2019, and partially recovered in 2020. A portion of fees charged to the Y Class was waived from Fund inception through 2015, partially recovered in 2016, and waived in 2017 and 2019. A portion of fees charged to the Investor Class was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017, and partially recovered in 2018. A portion of fees charged to the A Class was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017, and partially recovered in 2018 and 2019. A portion of fees charged to the C Class was waived from Fund inception through 2017 and was partially recovered in 2018, 2019 and 2020. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The JPMorgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.17%, 1.23%, 1.48%, 1.50% and 2.20%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund lagged during the period due primarily to its exposure to local currency issues. The Fund held nearly 50% of its investments in local currency-denominated bonds at the beginning of the period and reduced it to approximately 32% by period end. The Index has no local-currency exposure. While local-currency issues can often provide higher yields, they are subject to exchange-rate volatility as noted during the period.

Emerging and frontier-market debt posted negative returns as global financial markets declined rapidly during the first two months of the period. With COVID-19 spreading and economies going into lockdown, the Fund witnessed volatility not seen since the financial crisis in 2008. Spreads among hard currency issues were the first to widen as investors sold their most liquid bonds first. In addition, commodity-exporting countries, particularly the oil exporters, were severely affected by the decline in economic activity.

However, as quickly as markets sold off, they began to recover in the second quarter of 2020 as investors digested the scale of monetary and fiscal stimulus across the globe. Commodity prices began to recover as

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2020 (Unaudited)

economies staged phased re-openings, and hard-currency issues met strong investor demand. While frontier market issuers faced greater uncertainty about the timing of their recovery, as compared to emerging market issuers, they performed well nonetheless. In general, frontier-market issues tend to lag the recovery in more widely held emerging market issuers, which contributed to the Fund’s underperformance during the period.

High yield (or below investment grade) issues were the primary divers of the market rally as sovereign spreads tightened notably during the recovery. Oil exporters, such as Angola and Ecuador, reported the highest returns as commodity prices improved and emergency funding became available from the International Monetary Fund. Other outperforming countries included Gabon, Argentina, Egypt, Pakistan, Ghana, Nigeria and Zambia. Countries that detracted from the Fund’s performance during the period included Ukraine, Kazakhstan, the Dominican Republic, and Angola due to country-specific circumstances.

The Fund’s sub-advisors continue to employ top-down and bottom-up investment approaches that assess macroeconomic variables affecting the relationships between developed, emerging and frontier-market countries, combined with country-specific analysis, to identify the best risk-adjusted opportunities. This process has remained consistent since each subadvisors’ inception with the Fund.

Top Ten Holdings (% Net Assets)
Kenya Government International Bond, 8.250%, Due 2/28/2048		2.3
Zambia Government International Bond, 8.970%, Due 7/30/2027		1.8
European Bank for Reconstruction & Development, 10.000%, Due 2/28/2023, Series EMTN		1.7
Uruguay Government International Bond, 3.875%, Due 7/2/2040		1.7
Kenya Infrastructure Bond, 12.500%, Due 1/10/2033, Series 15YR		1.5
Senegal Government International Bond, 4.750%, Due 3/13/2028		1.4
Mozambique International Bond, 5.000%, Due 9/15/2031		1.3
Pakistan Treasury Bills, 23.260%, Due 1/14/2021		1.3
Ghana Government International Bond, 8.125%, Due 3/26/2032		1.2
Ivory Coast Government International Bond, 5.250%, Due 3/22/2030		1.2

Total Fund Holdings	221

Top Ten Country Weightings (% Investments)
Egypt		6.0
Kenya		5.6
Ghana		5.5
Ukraine		5.1
Ivory Coast		5.0
Angola		4.5
Zambia		4.3
Supranational		4.2
Dominican Republic		3.5
Senegal		3.5

Sector Allocation (% Investments)
Foreign Sovereign Obligations		84.4
Credit-Linked Notes		7.9
Financial		2.4
Consumer, Cyclical		1.2
Consumer, Non-Cyclical		0.9
Energy		0.9
Industrial		0.8
Basic Materials		0.7
Communications		0.4
Utilities		0.4

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2020 (Unaudited)

Country Allocation (% Investments)
Egypt	6.0
Kenya	5.6
Ghana	5.5
Ukraine	5.1
Ivory Coast	5.0
Angola	4.5
Zambia	4.3
Supranational	4.2
Senegal	3.5
Dominican Republic	3.5
El Salvador	3.4
Costa Rica	3.2
Belarus	2.9
Ecuador	2.9
Pakistan	2.8
Mozambique	2.7
Uganda	2.7
Uruguay	2.6
Argentina	2.3
Gabon	1.9
Nigeria	1.9
Tunisia	1.8
Mongolia	1.6
Kazakhstan	1.4
Barbados	1.2
Netherlands	1.1
Cameroon	1.0
Iraq	1.0
Nicaragua	1.0
Rwanda	1.0
Tajikistan	1.0
Armenia	0.8
Benin	0.8
Georgia	0.8
Honduras	0.8
Kyrgyzstan	0.8
Ethiopia	0.7
Guatemala	0.7
Papua New Guinea	0.7
Belize	0.6
Montenegro	0.5
Paraguay	0.5
Congo	0.4
Laos	0.4
South Africa	0.4
Uzbekistan	0.4
Azerbaijan	0.3
Malawi	0.3
Singapore	0.3
Sri Lanka	0.3
Gambia	0.2
Lebanon	0.2
Suriname	0.2
United Republic of Tanzania	0.2
Bahrain	0.1

American Beacon FundsSM

Expense Examples

July 31, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon Frontier Markets Income FundSM

Expense Examples

July 31, 2020 (Unaudited)

American Beacon Frontier Markets Income Fund

	Beginning Account Value 2/1/2020	Ending Account Value 7/31/2020	Expenses Paid During Period 2/1/2020-7/31/2020*
R5 Class**
Actual	$1,000.00	$966.80	$5.62
Hypothetical***	$1,000.00	$1,019.15	$5.77
Y Class
Actual	$1,000.00	$966.50	$5.82
Hypothetical***	$1,000.00	$1,018.95	$5.97
Investor Class
Actual	$1,000.00	$966.20	$7.14
Hypothetical***	$1,000.00	$1,017.60	$7.32
A Class
Actual	$1,000.00	$964.80	$7.57
Hypothetical***	$1,000.00	$1,017.16	$7.77
C Class
Actual	$1,000.00	$961.50	$10.63
Hypothetical***	$1,000.00	$1,014.02	$10.92

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.19%, 1.46%, 1.55%, and 2.18% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Angola - 4.11%

Credit-Linked Notes - 0.16%
Republic of Angola (Issuer Aurora Australis B.V.), 6.681%, Due 12/19/2023, Series EMTN, (6-mo. USD LIBOR + 6.250%)A B		$656,250	$598,409

Foreign Sovereign Obligations - 3.95%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,950,000	4,504,055
8.250%, Due 5/9/2028B		4,600,000	3,887,000
8.000%, Due 11/26/2029, Series 144AC		5,100,000	4,245,750
9.375%, Due 5/8/2048B		2,985,000	2,444,267

Total Foreign Sovereign Obligations			15,081,072

Total Angola (Cost $15,823,975)			15,679,481

Argentina - 2.14%

Foreign Sovereign Obligations - 2.14%
Argentine Republic Government International Bond,
7.500%, Due 4/22/2026		1,560,000	670,800
5.000%, Due 1/15/2027B	EUR	3,070,000	1,437,121
6.875%, Due 1/26/2027		1,326,000	560,235
5.875%, Due 1/11/2028		7,300,000	3,066,000
8.280%, Due 12/31/2033		3,322,830	1,671,384
7.625%, Due 4/22/2046		1,818,000	772,650

Total Foreign Sovereign Obligations			8,178,190

Total Argentina (Cost $8,859,166)			8,178,190

Armenia - 0.73%

Foreign Sovereign Obligations - 0.73%
Republic of Armenia International Bond,
7.150%, Due 3/26/2025B		1,740,000	1,978,067
3.950%, Due 9/26/2029, Series 144AC		820,000	810,012

Total Foreign Sovereign Obligations			2,788,079

Total Armenia (Cost $2,731,161)			2,788,079

Azerbaijan - 0.29% (Cost $1,119,293)

Credit-Linked Notes - 0.29%
Republic of Azerbaijan (Frontera Capital B.V.), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Bahrain - 0.12%

Foreign Corporate Obligations - 0.12%
Oil and Gas Holding Co. BSCC,
7.625%, Due 11/7/2024B		200,000	218,250
7.625%, Due 11/7/2024, Series 144AC		237,000	258,626

Total Foreign Corporate Obligations			476,876

Total Bahrain (Cost $469,502)			476,876

Barbados - 1.13%

Foreign Corporate Obligations - 0.08%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B		279,000	287,719

Foreign Sovereign Obligations - 1.05%
Barbados Government International Bond,
6.500%, Due 10/1/2029B		1,810,000	1,705,382
6.500%, Due 10/1/2029, Series 144AC		2,457,500	2,315,456

Total Foreign Sovereign Obligations			4,020,838

Total Barbados (Cost $4,241,696)			4,308,557

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Belarus - 2.62%

Foreign Sovereign Obligations - 2.62%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	$1,333,961
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	1,046,514
6.750%, Due 5/2/2024B		$1,400,000	1,332,968
6.750%, Due 5/2/2024, Series 144AC		2,030,000	1,932,804
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,727,271
7.625%, Due 6/29/2027B		685,000	713,017
Republic of Belarus Ministry of Finance,
5.875%, Due 2/24/2026, Series 144AC		684,000	661,428
6.378%, Due 2/24/2031B		1,105,000	1,062,457
6.378%, Due 2/24/2031, Series 144AC		200,000	192,300

Total Foreign Sovereign Obligations			10,002,720

Total Belarus (Cost $10,517,275)			10,002,720

Belize - 0.59% (Cost $3,430,685)

Foreign Sovereign Obligations - 0.59%
Belize Government International Bond, 4.938%, Due 2/20/2034B D		5,288,500	2,247,612

Benin - 0.76% (Cost $2,952,426)

Foreign Sovereign Obligations - 0.76%
Benin Government International Bond, 5.750%, Due 3/26/2026B	EUR	2,610,000	2,897,670

Bosnia & Herzegovina - 0.02% (Cost $83,231)

Foreign Sovereign Obligations - 0.02%
Bosnia & Herzegovina Government International Bond, 0.538%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E	EUR	125,000	66,573

Cameroon, United Republic Of - 0.89% (Cost $3,394,641)

Foreign Sovereign Obligations - 0.89%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,200,000	3,392,858

Congo - 0.32% (Cost $1,184,465)

Foreign Corporate Obligations - 0.32%
HTA Group Ltd., 7.000%, Due 12/18/2025C		1,191,000	1,229,207

Costa Rica - 2.91%

Foreign Corporate Obligations – 0.36%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		1,604,825	1,390,195

Foreign Sovereign Obligations - 2.55%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	750,000,000	1,302,560
9.660%, Due 9/30/2026B	CRC	2,250,000,000	4,212,695
9.200%, Due 2/21/2029B		2,500,000	2,675,000
10.580%, Due 9/26/2029B	CRC	800,000,000	1,549,006

Total Foreign Sovereign Obligations			9,739,261

Total Costa Rica (Cost $10,621,486)			11,129,456

Dominican Republic - 3.22%

Foreign Sovereign Obligations - 3.22%
Dominican Republic Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	998,630
10.750%, Due 8/11/2028B	DOP	30,000,000	532,994
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	139,000,000	2,319,633
11.500%, Due 5/10/2024B	DOP	200,000,000	3,627,703
9.750%, Due 6/5/2026B	DOP	76,450,000	1,269,273

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Dominican Republic - 3.22% (continued)

Foreign Sovereign Obligations - 3.22% (continued)
9.750%, Due 6/5/2026, Series 144AC	DOP	127,000,000	$2,108,536
6.850%, Due 1/27/2045B		$1,360,000	1,438,200

Total Foreign Sovereign Obligations			12,294,969

Total Dominican Republic (Cost $14,430,637)			12,294,969

Ecuador - 2.64%

Foreign Sovereign Obligations - 2.64%
Ecuador Government International Bond,
10.750%, Due 3/28/2022B		770,000	427,350
8.750%, Due 6/2/2023B		1,200,000	645,000
7.950%, Due 6/20/2024B		1,000,000	551,250
7.875%, Due 3/27/2025, Series 144AC		1,500,000	776,250
9.650%, Due 12/13/2026B		3,170,000	1,616,700
9.625%, Due 6/2/2027B		500,000	257,500
8.875%, Due 10/23/2027B		2,850,000	1,446,375
7.875%, Due 1/23/2028B		6,070,000	3,035,000
10.750%, Due 1/31/2029B		450,000	231,187
9.500%, Due 3/27/2030B		600,000	310,500
9.500%, Due 3/27/2030, Series 144AC		1,500,000	776,250

Total Foreign Sovereign Obligations			10,073,362

Total Ecuador (Cost $17,054,720)			10,073,362

Egypt - 5.51%

Foreign Sovereign Obligations - 5.51%
Egypt Government Bond,
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,006,855
14.406%, Due 7/7/2027, Series 7YR	EGP	23,700,000	1,473,153
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	657,029
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,385,106
Egypt Government International Bond,
7.600%, Due 3/1/2029B		200,000	203,855
7.600%, Due 3/1/2029, Series 144AC		1,277,000	1,301,613
7.053%, Due 1/15/2032B		1,300,000	1,229,644
8.700%, Due 3/1/2049B		2,560,000	2,532,209
Egypt Treasury Bills,
14.650%, Due 12/8/2020, Series 364D	EGP	50,000,000	2,988,922
14.083%, Due 1/5/2021, Series 364D	EGP	72,000,000	4,266,952
6.569%, Due 6/29/2021, Series 364D	EGP	54,350,000	3,026,814

Total Foreign Sovereign Obligations			21,072,152

Total Egypt (Cost $20,649,004)			21,072,152

El Salvador - 3.12%

Foreign Corporate Obligations - 0.22%
AES El Salvador Trust, 6.750%, Due 3/28/2023B		910,000	849,722

Foreign Sovereign Obligations - 2.90%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		2,100,000	1,896,300
6.375%, Due 1/18/2027B		4,400,000	3,911,600
8.625%, Due 2/28/2029B		720,000	711,720
8.250%, Due 4/10/2032B		800,000	758,000
7.625%, Due 2/1/2041B		2,350,000	2,062,125
7.125%, Due 1/20/2050B		2,100,000	1,740,900

Total Foreign Sovereign Obligations			11,080,645

Total El Salvador (Cost $12,701,609)			11,930,367

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Ethiopia - 0.65% (Cost $2,484,667)

Foreign Sovereign Obligations - 0.65%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		$2,500,000	$2,476,050

Gabon - 1.73%

Foreign Sovereign Obligations - 1.73%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		1,633,161	1,600,498
6.950%, Due 6/16/2025B		2,100,000	2,058,258
6.625%, Due 2/6/2031B		250,000	237,276
6.625%, Due 2/6/2031, Series 144AC		2,880,000	2,733,427

Total Foreign Sovereign Obligations			6,629,459

Total Gabon (Cost $5,564,661)			6,629,459

Gambia - 0.17% (Cost $686,686)

Credit-Linked Notes - 0.17%
Republic of Gambia (Issuer Zambezi B.V.), 11.180%, Due 9/11/2020, Series EMTNC F		686,701	644,821

Georgia - 0.67%

Credit-Linked Notes - 0.51%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021, Series 144AB F		403,930	365,046
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022, Series 144AC		2,000,000	1,579,242

Total Credit-Linked Notes			1,944,288

Foreign Corporate Obligations - 0.16%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	604,500

Total Georgia (Cost $3,003,930)			2,548,788

Ghana - 5.09%

Credit-Linked Notes - 0.05%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026, Series EMTNB		202,748	202,748

Foreign Sovereign Obligations - 5.04%
Ghana Government International Bond,
7.875%, Due 3/26/2027B		1,560,000	1,519,050
10.750%, Due 10/14/2030B		890,000	1,064,324
8.125%, Due 3/26/2032B		5,000,000	4,671,000
8.950%, Due 3/26/2051B		220,000	198,660
8.750%, Due 3/11/2061, Series 144AC		1,175,000	1,038,406
Republic of Ghana Government Bonds,
16.500%, Due 3/22/2021, Series 3Y	GHS	15,950,000	2,773,515
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	1,177,458
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	356,800
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	251,362
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,963,348
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,366,070
21.000%, Due 1/27/2025	GHS	1,680,000	293,467
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,580,390

Total Foreign Sovereign Obligations			19,253,850

Total Ghana (Cost $22,671,591)			19,456,598

Guatemala - 0.63% (Cost $2,128,898)

Foreign Sovereign Obligations - 0.63%
Guatemala Government Bond, 5.375%, Due 4/24/2032B		2,100,000	2,404,500

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Honduras - 0.71%

Foreign Corporate Obligations - 0.22%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		$840,000	$838,572

Foreign Sovereign Obligations - 0.49%
Honduras Government International Bond,
5.625%, Due 6/24/2030B		1,231,000	1,295,627
5.625%, Due 6/24/2030, Series 144AC		562,000	591,505

Total Foreign Sovereign Obligations			1,887,132

Total Honduras (Cost $2,678,991)			2,725,704

Iraq - 0.93%

Foreign Sovereign Obligations - 0.93%
Iraq International Bond,
6.752%, Due 3/9/2023B		2,580,000	2,457,450
5.800%, Due 1/15/2028B		1,187,500	1,101,525

Total Foreign Sovereign Obligations			3,558,975

Total Iraq (Cost $3,545,353)			3,558,975

Ivory Coast - 4.62%

Foreign Sovereign Obligations - 4.62%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	4,190,000	4,554,584
5.875%, Due 10/17/2031, Series 144AC	EUR	2,430,000	2,656,040
5.750%, Due 12/31/2032B D		7,138,000	6,897,449
6.125%, Due 6/15/2033B		2,200,000	2,145,000
6.875%, Due 10/17/2040B	EUR	1,300,000	1,420,758

Total Foreign Sovereign Obligations			17,673,831

Total Ivory Coast (Cost $17,944,894)			17,673,831

Kazakhstan - 1.26%

Foreign Corporate Obligations - 1.26%
Development Bank of Kazakhstan JSC,
9.500%, Due 12/14/2020B	KZT	1,450,000,000	3,413,145
8.950%, Due 5/4/2023B	KZT	629,000,000	1,405,394

Total Foreign Corporate Obligations			4,818,539

Total Kazakhstan (Cost $5,396,976)			4,818,539

Kenya - 5.12%

Foreign Sovereign Obligations - 5.12%
Kenya Government International Bond, 8.250%, Due 2/28/2048B		9,169,000	8,968,199
Kenya Infrastructure Bond,
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	707,727
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	692,589
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	236,156
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,787,447
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	351,591
12.500%, Due 1/10/2033, Series 15YR	KES	571,000,000	5,831,567

Total Foreign Sovereign Obligations			19,575,276

Total Kenya (Cost $19,251,968)			19,575,276

Kyrgyzstan - 0.76%

Credit-Linked Notes - 0.76%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 5/26/2025, Series EMTN	KGS	70,000,000	814,589

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Kyrgyzstan - 0.76% (continued)

Credit-Linked Notes - 0.76% (continued)
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028, Series 144AC	KGS	180,000,000	$2,077,068

Total Credit-Linked Notes			2,891,657

Total Kyrgyzstan (Cost $3,292,713)			2,891,657

Laos - 0.41% (Cost $1,554,509)

Foreign Sovereign Obligations - 0.41%
Laos Government International Bond, 6.875%, Due 6/30/2021, Series 144AC		$1,576,000	1,556,007

Lebanon - 0.14%

Foreign Sovereign Obligations - 0.14%
Lebanon Government International Bond,
6.650%, Due 4/22/2024B G		670,000	109,947
6.200%, Due 2/26/2025, Series GMTNB G		1,000,000	163,124
6.750%, Due 11/29/2027B G		335,000	53,969
6.850%, Due 5/25/2029, Series EMTNG		1,000,000	160,000
7.250%, Due 3/23/2037B G		335,000	56,923

Total Foreign Sovereign Obligations			543,963

Total Lebanon (Cost $2,636,556)			543,963

Malawi - 0.31% (Cost $1,099,780)

Credit-Linked Notes - 0.31%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020C		1,100,000	1,169,035

Mongolia - 1.49%

Foreign Sovereign Obligations - 1.49%
Development Bank of Mongolia LLC, 7.250%, Due 10/23/2023B		725,000	732,274
Mongolia Government International Bond, 8.750%, Due 3/9/2024B		4,500,000	4,945,677

Total Foreign Sovereign Obligations			5,677,951

Total Mongolia (Cost $5,561,046)			5,677,951

Montenegro - 0.48% (Cost $1,907,929)

Foreign Sovereign Obligations - 0.48%
Montenegro Government International Bond, 2.550%, Due 10/3/2029, Series 144AC	EUR	1,760,000	1,831,459

Mozambique - 2.47%

Credit-Linked Notes - 0.66%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC), Due 2/28/2023, Series EMTNC F H	MZN	90,000,000	1,281,174
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C F	MZN	90,500,000	1,246,133

Total Credit-Linked Notes			2,527,307

Foreign Sovereign Obligations - 1.81%
Mozambique International Bond,
5.000%, Due 9/15/2031B		5,795,000	4,922,041
5.000%, Due 9/15/2031, Series 144AC		2,353,000	1,998,544

Total Foreign Sovereign Obligations			6,920,585

Total Mozambique (Cost $9,965,054)			9,447,892

Netherlands - 1.04%

Foreign Sovereign Obligations - 1.04%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V.,
7.350%, Due 9/11/2020, Series EMTNB		650,000	543,528
8.350%, Due 4/6/2021, Series EMTN, (GGRRC9MX - 0.200%)A		3,500,000	2,700,671

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Netherlands - 1.04% (continued)

Foreign Sovereign Obligations - 1.04% (continued)
9.280%, Due 1/9/2022, Series EMT3		$800,000	$728,303

Total Foreign Sovereign Obligations			3,972,502

Total Netherlands (Cost $4,950,000)			3,972,502

Nicaragua - 0.94%

Credit-Linked Notes - 0.94%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024, Series 144AC F		1,159,400	1,106,670
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022, Series 144AC		2,400,000	2,469,278

Total Credit-Linked Notes			3,575,948

Total Nicaragua (Cost $3,559,252)			3,575,948

Nigeria - 1.78%

Foreign Corporate Obligations - 1.41%
Access Bank PLC, 10.500%, Due 10/19/2021B		830,000	863,366
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027, Series 144AC		1,015,000	1,032,763
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		1,760,000	1,773,270
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		1,740,000	1,722,600

Total Foreign Corporate Obligations			5,391,999

Foreign Sovereign Obligations - 0.37%
Nigeria Government International Bond,
7.625%, Due 11/21/2025B		1,150,000	1,184,730
8.747%, Due 1/21/2031B		225,000	231,106

Total Foreign Sovereign Obligations			1,415,836

Total Nigeria (Cost $6,730,755)			6,807,835

Pakistan - 2.58%

Foreign Sovereign Obligations - 2.58%
Pakistan Government International Bond,
8.250%, Due 4/15/2024B		850,000	891,453
8.250%, Due 9/30/2025B		660,000	694,650
Pakistan Treasury Bills,
13.890%, Due 9/10/2020	PKR	225,000,000	1,338,406
13.110%, Due 12/31/2020	PKR	225,000,000	1,311,039
23.260%, Due 1/14/2021	PKR	845,000,000	4,911,025
13.100%, Due 1/28/2021	PKR	125,000,000	724,912

Total Foreign Sovereign Obligations			9,871,485

Total Pakistan (Cost $10,135,355)			9,871,485

Papua New Guinea - 0.63% (Cost $2,452,764)

Foreign Sovereign Obligations - 0.63%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B		2,401,000	2,425,010

Paraguay - 0.42% (Cost $2,000,387)

Credit-Linked Notes - 0.42%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027, Series 144AC		2,000,000	1,605,580

Rwanda - 0.78% (Cost $3,063,444)

Foreign Sovereign Obligations - 0.78%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		2,960,000	2,990,192

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Senegal - 3.24%

Foreign Sovereign Obligations - 3.24%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		$1,550,000	$1,618,944
4.750%, Due 3/13/2028B	EUR	4,610,000	5,214,985
6.250%, Due 5/23/2033B		1,500,000	1,487,175
6.750%, Due 3/13/2048B		4,260,000	4,043,754

Total Foreign Sovereign Obligations			12,364,858

Total Senegal (Cost $12,622,044)			12,364,858

Singapore - 0.23% (Cost $916,551)

Foreign Corporate Obligations - 0.23%
Puma International Financing S.A., 5.000%, Due 01/24/2026B		1,000,000	882,566

South Africa - 0.38% (Cost $1,449,650)

Foreign Corporate Obligations - 0.38%
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B		1,430,333	1,444,314

Sri Lanka - 0.30%

Foreign Sovereign Obligations - 0.30%
Sri Lanka Government International Bond,
6.200%, Due 5/11/2027B		300,000	219,001
7.550%, Due 3/28/2030B		1,250,000	918,751

Total Foreign Sovereign Obligations			1,137,752

Total Sri Lanka (Cost $910,091)			1,137,752

Supranational - 3.80%

Foreign Sovereign Obligations - 3.80%
European Bank for Reconstruction & Development,
9.500%, Due 6/21/2021, Series GMTNB		500,000	414,775
10.000%, Due 2/28/2023, Series EMTN		7,000,000	6,206,859
10.500%, Due 5/11/2023, Series EMTN		3,700,000	3,829,468
International Bank for Reconstruction & Development,
9.500%, Due 10/19/2020, Series EMTN	KZT	750,000,000	1,775,301
9.250%, Due 1/20/2023, Series EMTN	RWF	2,200,000,000	2,284,767

Total Foreign Sovereign Obligations			14,511,170

Total Supranational (Cost $15,602,018)			14,511,170

Suriname - 0.19% (Cost $1,408,367)

Foreign Sovereign Obligations - 0.19%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	730,730

Tajikistan - 0.94%

Credit-Linked Notes - 0.22%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C		913,462	826,623

Foreign Sovereign Obligations - 0.72%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	2,760,423

Total Tajikistan (Cost $4,118,668)			3,587,046

Tunisia - 1.64%

Foreign Sovereign Obligations - 1.64%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	1,500,000	1,660,698
5.750%, Due 1/30/2025B		2,000,000	1,834,980

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Tunisia - 1.64% (continued)

Foreign Sovereign Obligations - 1.64% (continued)
6.375%, Due 7/15/2026, Series 144AC	EUR	2,650,000	$2,791,619

Total Foreign Sovereign Obligations			6,287,297

Total Tunisia (Cost $6,321,381)			6,287,297

Uganda - 2.52%

Foreign Sovereign Obligations - 2.52%
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR	UGX	1,520,000,000	412,414
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	281,063
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,218,925
16.750%, Due 10/28/2021	UGX	6,940,000,000	1,966,749
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,264,817
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,271,122
16.000%, Due 5/6/2027	UGX	2,500,000,000	721,985
14.250%, Due 8/23/2029	UGX	2,200,000,000	604,567
14.250%, Due 6/22/2034	UGX	3,200,000,000	876,049

Total Foreign Sovereign Obligations			9,617,691

Total Uganda (Cost $9,792,296)			9,617,691

Ukraine - 4.63%

Credit-Linked Notes - 2.40%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.300%, Due 1/25/2021, Series GMTNB	UAH	26,000,000	965,915
14.160%, Due 10/14/2022, Series GMTNB	UAH	52,000,000	2,023,269
14.160%, Due 10/17/2022, Series EMTNB	UAH	45,000,000	1,750,259
15.220%, Due 4/26/2023, Series GMTNB	UAH	27,500,000	1,099,287
9.300%, Due 8/28/2023, Series EMTNB	UAH	14,500,000	505,937
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC), 14.910%, Due 10/14/2022	UAH	74,000,000	2,830,442

Total Credit-Linked Notes			9,175,109

Foreign Corporate Obligations - 0.87%
Kernel Holding S.A., 6.500%, Due 10/17/2024B		$890,000	881,545
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	860,869
MHP Lux S.A., 6.950%, Due 4/3/2026B		860,000	870,303
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		730,000	715,400

Total Foreign Corporate Obligations			3,328,117

Foreign Sovereign Obligations - 1.36%
Ukraine Government Bond, 9.790%, Due 5/26/2027	UAH	100,090,000	3,202,823
Ukraine Government International Bond,
15.840%, Due 2/26/2025B	UAH	12,000,000	474,102
Due 5/31/2040, Series GDPB F H		1,750,000	1,534,750

Total Foreign Sovereign Obligations			5,211,675

Total Ukraine (Cost $18,511,688)			17,714,901

United Republic of Tanzania - 0.16% (Cost $649,582)

Credit-Linked Notes - 0.16%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021, Series 144AC	TZS	1,445,319,600	623,694

Uruguay - 2.40%

Foreign Sovereign Obligations - 2.40%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,152,978
8.500%, Due 3/15/2028B	UYU	65,802,000	1,515,249

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount*		Fair Value

Uruguay - 2.40% (continued)

Foreign Sovereign Obligations - 2.40% (continued)

Uruguay Government International Bond (continued),
3.875%, Due 7/2/2040I	UYU	252,820,000	$6,505,380

Total Foreign Sovereign Obligations			9,173,607

Total Uruguay (Cost $9,899,720)			9,173,607

Uzbekistan - 0.35%

Foreign Sovereign Obligations - 0.35%
Republic of Uzbekistan Bond,
4.750%, Due 2/20/2024B		$532,000	565,277
5.375%, Due 2/20/2029B		688,000	777,990

Total Foreign Sovereign Obligations			1,343,267

Total Uzbekistan (Cost $1,220,000)			1,343,267

Venezuela - 0.01% (Cost $269,875)

Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	31,250

Zambia - 3.97%

Foreign Corporate Obligations - 0.38%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		635,000	637,826
6.875%, Due 3/1/2026B		800,000	802,160

Total Foreign Corporate Obligations			1,439,986

Foreign Sovereign Obligations - 3.59%
Zambia Government Bond,
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	940,336
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	204,884
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	469,036
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	426,284
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	1,575,849
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	159,211
13.000%, Due 12/17/2028, Series 10Y	ZMW	30,000,000	722,111
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	2,428,235
8.970%, Due 7/30/2027B		12,050,000	6,810,178

Total Foreign Sovereign Obligations			13,736,124

Total Zambia (Cost $22,739,542)			15,176,110

	Shares

SHORT-TERM INVESTMENTS - 5.63% (Cost $21,502,933)

Investment Companies - 5.63%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%J K		21,502,933	21,502,933

TOTAL INVESTMENTS - 97.31% (Cost $402,467,537)			371,894,677
OTHER ASSETS, NET OF LIABILITIES - 2.69%			10,272,898

TOTAL NET ASSETS - 100.00%			$382,167,575

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2020.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $50,236,639 or 13.15% of net assets. The Fund has no right to demand registration of these securities.

D Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2020. The maturity date disclosed represents the final maturity date.

E Value was determined using significant unobservable inputs.

F Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

G Default Security. At period end, the amount of securities in default was $543,963 or 0.14% of net assets.

H Zero coupon bond.

I Inflation-Indexed Note.

J The Fund is affiliated by having the same investment advisor.

K 7-day yield.

GGRRC9MX – Georgia Certificates of Deposits 91 Days Maturity Maximum Rate.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on July 31, 2020:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	556,873	EUR	554,989	10/7/2020	BRC	$1,884	$-	$1,884
EUR	850,826	USD	844,835	10/7/2020	DUB	5,991	-	5,991
USD	16,612,462	EUR	17,428,329	10/7/2020	DUB	-	(815,867)	(815,867)
KZT	1,902,587	USD	2,000,000	9/18/2020	ICBC	-	(97,413)	(97,413)
USD	965,951	EUR	971,528	10/7/2020	JPM	-	(5,577)	(5,577)
USD	5,880,012	EUR	6,127,527	8/21/2020	SSB	-	(247,515)	(247,515)

						$7,875	$(1,166,372)	$(1,158,497)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BRC	Barclays Bank PLC
DUB	Deutsche Bank AG
ICBC	ICBC Standard Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Currency Abbreviations:
AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MZN	Mozambique Metical
PKR	Pakistani Rupee
RWF	Rwandan Franc
TZS	Tanzanian Schilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$-	$598,409	$-	$598,409
Azerbaijan	-	1,118,305	-	1,118,305
Gambia	-	644,821	-	644,821
Georgia	-	1,944,288	-	1,944,288
Ghana	-	202,748	-	202,748
Kyrgyzstan	-	2,891,657	-	2,891,657
Malawi	-	1,169,035	-	1,169,035
Mozambique	-	2,527,307	-	2,527,307
Nicaragua	-	3,575,948	-	3,575,948
Paraguay	-	1,605,580	-	1,605,580
Tajikistan	-	826,623	-	826,623
Ukraine	-	9,175,109	-	9,175,109
United Republic of Tanzania	-	623,694	-	623,694
Foreign Sovereign Obligations
Angola	-	15,081,072	-	15,081,072
Argentina	-	8,178,190	-	8,178,190
Armenia	-	2,788,079	-	2,788,079
Barbados	-	4,020,838	-	4,020,838
Belarus	-	10,002,720	-	10,002,720
Belize	-	2,247,612	-	2,247,612
Benin	-	2,897,670	-	2,897,670
Bosnia & Herzegovina	-	-	66,573	66,573
Cameroon	-	3,392,858	-	3,392,858
Costa Rica	-	9,739,261	-	9,739,261
Dominican Republic	-	12,294,969	-	12,294,969
Ecuador	-	10,073,362	-	10,073,362
Egypt	-	21,072,152	-	21,072,152
El Salvador	-	11,080,645	-	11,080,645
Ethiopia	-	2,476,050	-	2,476,050
Gabon	-	6,629,459	-	6,629,459
Ghana	-	19,253,850	-	19,253,850
Guatemala	-	2,404,500	-	2,404,500
Honduras	-	1,887,132	-	1,887,132
Iraq	-	3,558,975	-	3,558,975

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations (continued)
Ivory Coast	$-	$17,673,831	$-	$17,673,831
Kenya	-	19,575,276	-	19,575,276
Laos	-	1,556,007	-	1,556,007
Lebanon	-	543,963	-	543,963
Mongolia	-	5,677,951	-	5,677,951
Montenegro	-	1,831,459	-	1,831,459
Mozambique	-	6,920,585	-	6,920,585
Netherlands	-	3,972,502	-	3,972,502
Nigeria	-	1,415,836	-	1,415,836
Pakistan	-	9,871,485	-	9,871,485
Papua New Guinea	-	2,425,010	-	2,425,010
Rwanda	-	2,990,192	-	2,990,192
Senegal	-	12,364,858	-	12,364,858
Sri Lanka	-	1,137,752	-	1,137,752
Supranational	-	14,511,170	-	14,511,170
Suriname	-	730,730	-	730,730
Tajikistan	-	2,760,423	-	2,760,423
Tunisia	-	6,287,297	-	6,287,297
Uganda	-	9,617,691	-	9,617,691
Ukraine	-	5,211,675	-	5,211,675
Uruguay	-	9,173,607	-	9,173,607
Uzbekistan	-	1,343,267	-	1,343,267
Zambia	-	13,736,124	-	13,736,124
Foreign Corporate Obligations
Bahrain	-	476,876	-	476,876
Barbados	-	287,719	-	287,719
Congo	-	1,229,207	-	1,229,207
Costa Rica	-	1,390,195	-	1,390,195
El Salvador	-	849,722	-	849,722
Georgia	-	604,500	-	604,500
Honduras	-	838,572	-	838,572
Kazakhstan	-	4,818,539	-	4,818,539
Nigeria	-	5,391,999	-	5,391,999
Singapore	-	882,566	-	882,566
South Africa	-	1,444,314	-	1,444,314
Ukraine	-	3,328,117	-	3,328,117
Venezuela	-	31,250	-	31,250
Zambia	-	1,439,986	-	1,439,986
Short-Term Investments	21,502,933	-	-	21,502,933

Total Investments in Securities - Assets	$21,502,933	$350,325,171	$66,573	$371,894,677

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$7,875	$-	$7,875

Total Financial Derivative Instruments - Assets	$-	$7,875	$-	$7,875

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(1,166,372)	$-	$(1,166,372)

Total Financial Derivative Instruments - Liabilities	$-	$(1,166,372)	$-	$(1,166,372)

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2020	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$1,393,199	$-	$(23,902)	$80,368	$(16,856)	$(55,196)	$-	$(1,311,040)	$66,573	$(82,803)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

The foreign government obligations, classified as Level 3 with a collective principal amount valued at $66,573, have been deemed as such due to limited market transparency.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$350,391,744
Investments in affiliated securities, at fair value‡	21,502,933
Foreign currency, at fair value^	3,111,717
Cash collateral held at custodian for the benefit of the broker	760,000
Dividends and interest receivable	8,992,410
Receivable for investments sold	1,487,400
Receivable for fund shares sold	492,656
Unrealized appreciation from forward foreign currency contracts	7,875
Prepaid expenses	131,790

Total assets	386,878,525

Liabilities:
Payable for investments purchased	2,499,327
Payable for fund shares redeemed	183,789
Payable for expense reimbursement (Note 2)	1,336
Cash due to custodian	271,584
Management and sub-advisory fees payable (Note 2)	303,849
Service fees payable (Note 2)	27,695
Transfer agent fees payable (Note 2)	20,377
Custody and fund accounting fees payable	142,872
Professional fees payable	54,372
Trustee fees payable (Note 2)	221
Unrealized depreciation from forward foreign currency contracts	1,166,372
Other liabilities	39,156

Total liabilities	4,710,950

Net assets	$382,167,575

Analysis of net assets:
Paid-in-capital	$450,994,301
Total distributable earnings (deficits)A	(68,826,726)

Net assets	$382,167,575

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	8,059,748

Y Class	30,618,376

Investor Class	6,152,644

A Class	411,085

C Class	1,396,109

Net assets:
R5 ClassB	$66,041,927

Y Class	$251,006,836

Investor Class	$50,363,570

A Class	$3,371,991

C Class	$11,383,251

Net asset value, offering and redemption price per share:
R5 ClassB	$8.19

Y Class	$8.20

Investor Class	$8.19

A Class	$8.20

A Class (offering price)	$8.61

C Class	$8.15

† Cost of investments in unaffiliated securities	$380,964,604
‡ Cost of investments in affiliated securities	$21,502,933
^ Cost of foreign currency	$3,058,972

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

B Formerly known as Institutional Class.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Statement of Operations

For the period ended July 31, 2020 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 2)	$80,315
Interest income (net of foreign taxes)†	16,570,875

Total investment income	16,651,190

Expenses:
Management and sub-advisory fees (Note 2)	1,655,854
Transfer agent fees:
R5 Class (Note 2)A	7,266
Y Class (Note 2)	124,148
Investor Class	1,707
A Class	310
C Class	451
Custody and fund accounting fees	305,230
Professional fees	70,217
Registration fees and expenses	51,357
Service fees (Note 2):
Investor Class	107,100
A Class	2,039
C Class	4,694
Distribution fees (Note 2):
A Class	4,450
C Class	55,509
Prospectus and shareholder report expenses	17,984
Trustee fees (Note 2)	15,842
Other expenses	22,686

Total expenses	2,446,844

Net fees waived and expenses (reimbursed) (Note 2)	(1,453)

Net expenses	2,445,391

Net investment income	14,205,799

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesB	(17,038,061)
Foreign currency transactions	(1,507,431)
Forward foreign currency contracts	(1,016,424)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(16,156,199)
Foreign currency transactions	87,155
Forward foreign currency contracts	(1,782,744)

Net (loss) from investments	(37,413,704)

Net (decrease) in net assets resulting from operations	$(23,207,905)

† Foreign taxes	$401,276

A Formerly known as Institutional Class.

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$14,205,799	$34,733,338
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(19,561,916)	(1,514,332)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(17,851,788)	6,777,779

Net increase (decrease) in net assets resulting from operations	(23,207,905)	39,996,785

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(2,657,412)	(5,751,687)
Y Class	(10,703,479)	(19,454,443)
Investor Class	(2,434,115)	(5,098,405)
A Class	(140,658)	(266,177)
C Class	(411,034)	(847,405)
Return of capital:
R5 ClassA	–	(185,581)
Y Class	–	(790,312)
Investor Class	–	(191,437)
A Class	–	(11,126)
C Class	–	(32,942)

Net distributions to shareholders	(16,346,698)	(32,629,515)

Capital share transactions (Note 10):
Proceeds from sales of shares	61,356,770	274,530,398
Reinvestment of dividends and distributions	15,026,510	29,820,229
Cost of shares redeemed	(120,442,163)	(122,382,975)
Redemption fees	190,177	44,873

Net increase (decrease) in net assets from capital share transactions	(43,868,706)	182,012,525

Net increase (decrease) in net assets	(83,423,309)	189,379,795

Net assets:
Beginning of period	465,590,884	276,211,089

End of period	$382,167,575	$465,590,884

A Formerly known as Institutional Class.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2020, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Frontier Markets Income Fund. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2020, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered (LIBOR) and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of this Fund pro-rata based on the net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreements with Aberdeen Asset Managers Limited and Global Evolution USA, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedules:

Aberdeen Asset Managers Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2020 were as follows:

Frontier Markets Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$681,822
Sub-Advisor Fees	0.50%	974,032

Total	0.85%	$1,655,854

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Frontier Markets Income	$121,801

As of July 31, 2020, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Frontier Markets Income	$20,377

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund held the following shares with a July 31, 2020 fair value and dividend income earned from the investment in the USG Select Fund:

Affiliated Security	Type of Transaction	Fund	July 31, 2020 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2020 Fair Value
U.S. Government Money Market Select Fund	Direct	Frontier Markets Income	$21,502,933	$-	$-	$80,315	$21,502,933

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2020, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Frontier Markets Income	$11,256

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2020, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	2/1/2020 - 5/31/2020	6/1/2020 - 7/31/2020	Reimbursed Expenses	(Recouped) Expenses
Frontier Markets Income	R5*	1.15%	N/A	$1,453	$(12,761	)**	2023-2024
Frontier Markets Income	Y	1.21%	N/A	599	(599)		2023-2024
Frontier Markets Income	Investor	N/A	N/A	-	-		2023-2024
Frontier Markets Income	A	N/A	N/A	-	(1,365	)**	2023-2024
Frontier Markets Income	C	N/A	N/A	-	-		2023-2024

*	Formerly Institutional Class
**	These amounts represent Recouped Expenses from prior fiscal years and are reflected in Total Expenses on the Statements of Operations.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Of these amounts, $1,336 was disclosed as a payable to the Manager on the Statement of Assets and Liabilities at July 31, 2020.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2023 and 2024. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Frontier Markets Income	$354	$-	$-	2020-2021
Frontier Markets Income	1,957	5,357	-	2021-2022
Frontier Markets Income	11,815	776	-	2022-2023

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2020, RID collected $283 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2020, there were no CDSC fees collected for the Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2020, CDSC fees of $254 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Credit-Linked Notes

The Frontier Markets Income Fund may invest in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”), may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Frontier and Emerging Market Investments

The Fund may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Linked Securities

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Fund could invest in money market funds rather than purchasing individual short-term investments. If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, London Inter-Bank Offered Rate (“LIBOR”) or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2020, the Fund entered into forward foreign currency contracts primarily for return enhancement and hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2020
Fund	Purchased Contracts	Sold Contracts
Frontier Markets Income	$12,402,071	$25,718,146

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of July 31, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$–	$7,875	$–	$–	$–	$7,875

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,166,372)	$–	$–	$–	$(1,166,372)

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

The effect of financial derivative instruments on the Statement of Operations as of July 31, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(1,016,424)	$–	$–	$–	$(1,016,424)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(1,782,744)	$–	$–	$–	$(1,782,744)

(1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2020.

Offsetting of Financial and Derivative Assets as of July 31, 2020:
	Assets	Liabilities
Forward Foreign Currency Contracts	$7,875	$1,166,372

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$7,875	$1,166,372

Total derivative assets and liabilities subject to an MNA	$7,875	$1,166,372

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2020:
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(1)	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,884	$-	$-	$-	$1,884
Deutsche Bank AG	5,991	(5,991)	-	-	-

Total	$7,875	$(5,991)	$-	$-	$1,884

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(1)	Cash Collateral Pledged(1)	Net Amount
Deutsche Bank AG	$815,867	$(5,991)	$-	$-	$809,876
ICBC Standard Bank PLC	97,413	-	-	-	97,413
JPMorgan Chase Bank, N.A.	5,577	-	-	-	5,577
State Street Bank & Trust Co.	247,515	-	-	-	247,515

Total	$1,166,372	$(5,991)	$-	$-	$1,160,381

(1) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Custody Risk

The Fund may invest in markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Frontier Markets Risk

Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of (1) the potential for extreme price volatility and illiquidity in frontier markets; (2) government ownership or control of parts of the private sector or other protectionist measures; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement. In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Investments that the Fund holds may be exposed to these risks, which could have a negative impact on their value. Additional risks of frontier market securities may include: greater political instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting insubstantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund’s performance to the extent the Fund is exposed to such interest rates.

Leverage Risk

The Fund’s use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV to be volatile.

LIBOR Risk

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The impact of the United Kingdom’s departure from the EU, which occurred on January 31, 2020, commonly known as Brexit, is not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of a Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”) and money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example,

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

advisory and administrative fees, charged by those investment companies in addition to the Fund direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund investment may decline, adversely affecting the Fund performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2020, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Frontier Markets Income	$403,229,125	$9,381,728	$(39,837,694)	$(30,455,966)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

During period January 31, 2020, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Frontier Markets Income	$3,079,874	$11,507,151

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Frontier Markets Income	$102,460,121	$102,633,747

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2020 were as follows:

Fund	Type of Transaction	January 31, 2020 Shares/Fair Value	Purchases	Sales	July 31, 2020 Shares/Fair Value
Frontier Markets Income	Direct	$31,297,524	$179,840,158	$189,634,749	$21,502,933

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. Effective August 6, 2020, the Committed Line was reduced from $250 million to $150 million. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended July 31, 2020, the Fund did not utilize this facility.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 ClassA
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,179,453	$9,514,589	3,338,617	$29,122,162
Reinvestment of dividends	187,059	1,504,825	399,825	3,453,629
Shares redeemed	(1,382,976)	(10,899,617)	(2,868,171)	(24,787,306)
Redemption fees	-	31,057	-	8,602

Net increase (decrease) in shares outstanding	(16,464)	$150,854	870,271	$7,797,087

	Y Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	5,114,963	$41,398,764	23,563,975	$204,831,707
Reinvestment of dividends	1,315,613	10,616,446	2,321,564	20,058,116
Shares redeemed	(10,205,339)	(78,429,443)	(8,975,647)	(77,509,708)
Redemption fees	-	29,744	-	26,883

Net increase (decrease) in shares outstanding	(3,774,763)	$(26,384,489)	16,909,892	$147,406,998

	Investor Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,221,863	$9,729,676	4,047,163	$35,054,234
Reinvestment of dividends	296,708	2,391,681	606,567	5,233,427
Shares redeemed	(3,696,974)	(29,015,978)	(1,915,567)	(16,587,248)
Redemption fees	-	122,087	-	7,572

Net increase (decrease) in shares outstanding	(2,178,403)	$(16,772,534)	2,738,163	$23,707,985

	A Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	18,287	$147,522	216,868	$1,888,083
Reinvestment of dividends	15,671	126,348	28,278	244,111
Shares redeemed	(107,042)	(847,011)	(130,733)	(1,137,187)
Redemption fees	-	1,760	-	423

Net increase (decrease) in shares outstanding	(73,084)	$(571,381)	114,413	$995,430

	C Class
	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	67,793	$566,219	420,289	$3,634,212
Reinvestment of dividends	48,327	387,210	96,607	830,946
Shares redeemed	(153,596)	(1,250,114)	(273,906)	(2,361,526)
Redemption fees	-	5,529	-	1,393

Net increase (decrease) in shares outstanding	(37,476)	$(291,156)	242,990	$2,105,025

A Formerly known as Institutional Class.

American Beacon Frontier Markets Income FundSM

Notes to Financial Statements

July 31, 2020 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020		2019B		2018	2017		2016

	(unaudited)
Net asset value, beginning of period	$8.83		$8.68		$9.62		$8.96	$8.35		$9.68

Income (loss) from investment operations:
Net investment income	0.29		0.76		0.80		0.77	0.88		0.67
Net gains (losses) on investments (both realized and unrealized)	(0.60)		0.15		(0.96)		0.61	0.44		(1.30)

Total income (loss) from investment operations	(0.31)		0.91		(0.16)		1.38	1.32		(0.63)

Less distributions:
Dividends from net investment income	(0.33)		(0.74)		(0.78)		(0.72)	(0.08)		(0.50)
Distributions from net realized gains	-		-		-		-	-		-
Tax return of capital	-		(0.02	)C	-		-	(0.63	)C	(0.20	)C

Total distributions	(0.33)		(0.76)		(0.78)		(0.72)	(0.71)		(0.70)

Redemption fees added to beneficial interestsD	-		-		-		-	-		-

Net asset value, end of period	$8.19		$8.83		$8.68		$9.62	$8.96		$8.35

Total returnE	(3.32	)%F	11.00%		(1.58)%		15.92%	16.20%		(6.98)%

Ratios and supplemental data:
Net assets, end of period	$66,041,927		$71,344,608		$62,523,243		$67,653,731	$13,047,515		$10,531,288
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.15	%G	1.11%		1.20%		1.17%	1.40%		1.14%
Expenses, net of reimbursements or recoupments	1.15	%G	1.16	%I	1.17	%I	1.15%	1.27	%H	1.15%
Net investment income, before expense reimbursements or recoupments	7.31	%G	8.92%		8.87%		9.04%	9.98%		7.14%
Net investment income, net of reimbursements or recoupments	7.31	%G	8.87%		8.90%		9.06%	10.11%		7.13%
Portfolio turnover rate	31	%F	39%		21%		22%	69%		68%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020		2019A		2018	2017		2016

	(unaudited)
Net asset value, beginning of period	$8.84		$8.68		$9.63		$8.97	$8.34		$9.69

Income (loss) from investment operations:
Net investment income	0.30		0.77		0.74		0.79	0.90		0.61
Net gains (losses) on investments (both realized and unrealized)	(0.61)		0.14		(0.92)		0.58	0.44		(1.28)

Total income (loss) from investment operations	(0.31)		0.91		(0.18)		1.37	1.34		(0.67)

Less distributions:
Dividends from net investment income	(0.33)		(0.73)		(0.77)		(0.71)	(0.08)		(0.50)
Distributions from net realized gains	-		-		-		-	-		-
Tax return of capital	-		(0.02	)B	-		-	(0.63	)B	(0.18	)B

Total distributions	(0.33)		(0.75)		(0.77)		(0.71)	(0.71)		(0.68)

Redemption fees added to beneficial interestsC	-		-		-		-	-		-

Net asset value, end of period	$8.20		$8.84		$8.68		$9.63	$8.97		$8.34

Total returnD	(3.35	)%E	11.08%		(1.76)%		15.83%	16.37%		(7.40)%

Ratios and supplemental data:
Net assets, end of period	$251,006,836		$303,866,061		$151,728,470		$79,007,953	$23,715,300		$29,434,613
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.19	%F	1.19%		1.29%		1.25%	1.48%		1.18%
Expenses, net of reimbursements or recoupments	1.19	%F	1.22	%H	1.27	%H	1.25%	1.37	%G	1.25%
Net investment income, before expense reimbursements or recoupments	7.41	%F	9.11%		8.79%		8.94%	10.49%		7.35%
Net investment income, net of reimbursements or recoupments	7.41	%F	9.08%		8.80%		8.94%	10.61%		7.28%
Portfolio turnover rate	31	%E	39%		21%		22%	69%		68%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.21% and 1.25% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020		2019A		2018		2017		2016

	(unaudited)
Net asset value, beginning of period	$8.82		$8.67		$9.61		$8.95		$8.35		$9.68

Income (loss) from investment operations:
Net investment income	0.30		0.73		0.74		0.78		0.85		0.63
Net gains (losses) on investments (both realized and unrealized)	(0.63)		0.15		(0.93)		0.57		0.43		(1.30)

Total income (loss) from investment operations	(0.33)		0.88		(0.19)		1.35		1.28		(0.67)

Less distributions:
Dividends from net investment income	(0.32)		(0.71)		(0.75)		(0.69)		(0.07)		(0.47)
Distributions from net realized gains	-		-		-		-		-		-
Tax return of capital	-		(0.02	)B	-		-		(0.61	)B	(0.19	)B

Total distributions	(0.32)		(0.73)		(0.75)		(0.69)		(0.68)		(0.66)

Redemption fees added to beneficial interests	0.02		-	C	-	C	-	C	-	C	-	C

Net asset value, end of period	$8.19		$8.82		$8.67		$9.61		$8.95		$8.35

Total returnD	(3.38	)%E	10.71%		(1.94)%		15.59%		15.69%		(7.33)%

Ratios and supplemental data:
Net assets, end of period	$50,363,570		$73,505,036		$48,475,727		$41,560,845		$20,120,332		$15,934,048
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.46	%F	1.47%		1.52%		1.41%		1.72%		1.44%
Expenses, net of reimbursements or recoupments	1.46	%F	1.45	%H	1.52	%H	1.51%		1.63	%G	1.53%
Net investment income, before expense reimbursements or recoupments	6.94	%F	8.77%		8.57%		8.73%		9.62%		6.84%
Net investment income, net of reimbursements or recoupments	6.94	%F	8.79%		8.57%		8.64%		9.71%		6.76%
Portfolio turnover rate	31	%E	39%		21%		22%		69%		68%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.44% and 1.50% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020		2019A		2018	2017		2016

	(unaudited)
Net asset value, beginning of period	$8.83		$8.65		$9.62		$8.96	$8.35		$9.68

Income (loss) from investment operations:
Net investment income	0.30		0.72		0.75		0.81	0.90		0.62
Net gains (losses) on investments (both realized and unrealized)	(0.62)		0.18		(0.98)		0.53	0.39		(1.29)

Total income (loss) from investment operations	(0.32)		0.90		(0.23)		1.34	1.29		(0.67)

Less distributions:
Dividends from net investment income	(0.31)		(0.70)		(0.74)		(0.68)	(0.07)		(0.47)
Distributions from net realized gains	-		-		-		-	-		-
Tax return of capital	-		(0.02	)B	-		-	(0.61	)B	(0.19	)B

Total distributions	(0.31)		(0.72)		(0.74)		(0.68)	(0.68)		(0.66)

Redemption fees added to beneficial interestsC	-		-		-		-	-		-

Net asset value, end of period	$8.20		$8.83		$8.65		$9.62	$8.96		$8.35

Total returnD	(3.52	)%E	10.89%		(2.31)%		15.51%	15.77%		(7.36)%

Ratios and supplemental data:
Net assets, end of period	$3,371,991		$4,275,426		$3,200,206		$3,726,687	$4,648,954		$7,513,980
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.55	%F	1.49%		1.53%		1.48%	1.78%		1.52%
Expenses, net of reimbursements or recoupments	1.55	%F	1.41	%H	1.71	%H	1.55%	1.67	%G	1.55%
Net investment income, before expense reimbursements or recoupments	7.04	%F	8.53%		8.49%		8.65%	9.85%		6.89%
Net investment income, net of reimbursements or recoupments	7.04	%F	8.61%		8.30%		8.58%	9.96%		6.86%
Portfolio turnover rate	31	%E	39%		21%		22%	69%		68%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.40% and 1.69% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,

	2020		2020		2019A		2018	2017		2016

	(unaudited)
Net asset value, beginning of period	$8.79		$8.64		$9.58		$8.93	$8.34		$9.67

Income (loss) from investment operations:
Net investment income	0.25		0.68		0.68		0.65	0.83		0.56
Net gains (losses) on investments (both realized and unrealized)	(0.60)		0.14		(0.95)		0.62	0.39		(1.30)

Total income (loss) from investment operations	(0.35)		0.82		(0.27)		1.27	1.22		(0.74)

Less distributions:
Dividends from net investment income	(0.29)		(0.65)		(0.67)		(0.62)	(0.07)		(0.42)
Distributions from net realized gains	-		-		-		-	-		-
Tax return of capital	-		(0.02	)B	-		-	(0.56	)B	(0.17	)B

Total distributions	(0.29)		(0.67)		(0.67)		(0.62)	(0.63)		(0.59)

Redemption fees added to beneficial interestsC	-		-		-		-	-		-

Net asset value, end of period	$8.15		$8.79		$8.64		$9.58	$8.93		$8.34

Total returnD	(3.85	)%E	9.94%		(2.74)%		14.66%	14.90%		(8.06)%

Ratios and supplemental data:
Net assets, end of period	$11,383,251		$12,599,753		$10,283,443		$8,398,773	$1,724,982		$2,049,234
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.18	%F	2.18%		2.28%		2.29%	2.55%		2.31%
Expenses, net of reimbursements or recoupments	2.18	%F	2.19	%G	2.33	%G	2.30%	2.30%		2.30%
Net investment income, before expense reimbursements or recoupments	6.36	%F	7.96%		7.79%		7.81%	8.90%		5.89%
Net investment income, net of reimbursements or recoupments	6.36	%F	7.95%		7.75%		7.81%	9.14%		5.90%
Portfolio turnover rate	31	%E	39%		21%		22%	69%		68%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.17% and 2.30% for the year ended 2020 and 2019, respectively.

See accompanying notes

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 14, 2020 and June 3-4, 2020 (collectively, the “Meetings”) via videoconference, the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 4, 2020 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Frontier Markets Income Fund (the “Fund”); and

(2) the Investment Advisory Agreements among the Manager and the Trust, on behalf of the Fund and each of Global Evolution USA, LLC (“Global Evolution”) and Aberdeen Asset Managers Limited (“Aberdeen”).

Global Evolution and Aberdeen are hereinafter each referred to as a “subadvisor” and collectively as the “subadvisors”. The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisors.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the R5 Class. The Board also considered that the use of R5 Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the subadvisors for the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisors or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisors from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s performance since its inception in 2016; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the level of staffing and the size of each subadvisor; the adequacy of the resources committed to the Fund by each subadvisor; the financial stability of the subadvisor; and the representations made by each subadvisor regarding its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of its portion of the Fund relative to a relevant benchmark index and appropriate similar accounts managed by the subadvisor. In addition, the Board considered the Manager’s recommendation to continue to retain each subadvisor. A summary of the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to The Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by Global Evolution that the Fund’s subadvisory fee rate schedule generally was favorable compared to other comparable client accounts and representations made by Aberdeen that it does not manage any comparable client accounts. The Board did not request profitability data from the subadvisors, because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to The Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered Global Evolution’s representations that, due to the nature of the Fund’s strategy, Global Evolution is unlikely to realize economies of scale. In addition, the Board considered Aberdeen’s representation that it believes that its fee is competitive and reflects economies of scale for the benefit of the Fund’s shareholders.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered the Manager’s representation that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisors’ investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to The Fund

The performance comparisons below were made for the Fund’s R5 Class shares in comparison to the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe,

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. Information regarding the performance of individual firms is calculated by the Manager using information provided by the Funds’ custodian. In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, when such information was available, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of manager skill.

The expense comparisons below were made for the Fund’s R5 Class shares in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest 20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds with a comparable investment classification/objective and a similar operating structure as the share class of the Fund included in the Broadridge comparative information, including the expense group, and provides a broader view of expenses across the Fund’s investment classification/objective. The Board also considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense. In reviewing expenses, the Board considered the positive impact of the fee waiver and the Manager’s agreement to continue the fee waiver. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Board.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2019)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

In considering the renewal of the Investment Advisory Agreements with Global Evolution and Aberdeen, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single subadvisor and provides additional capacity. The Board also considered the following additional factors:

Subadvisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2019)

Global Evolution	5 Years	2	nd Quintile
Aberdeen	1 Year	1	st Quintile

The Board also considered: (1) that the Fund employs a limited-capacity strategy, as the subadvisors invest principally in sovereign issuers located in frontier markets, which are a subgroup of emerging market countries; (2) the Manager’s representation that the Fund’s expense profile is attributable to the higher expenses associated

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2020 (Unaudited)

with investments in frontier market countries than emerging market countries, which the funds in the Fund’s Broadridge expense group, expense universe and Morningstar category invest in; (3) the challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance as none of the funds in the Fund’s Broadridge expense group, expense universe or performance universe or Morningstar category pursue a comparable investment strategy; (4) information provided by each subadvisor regarding fee rates charged for managing assets in a similar strategy as the subadvisor manages its allocation of the Fund; (5) the Manager’s recommendation to continue to retain each subadvisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and subadvisors under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisors’ continued management of the Fund.

Disclosure Regarding Liquidity Risk Management Program (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. The Program was effective on December 1, 2018 and was approved by the Fund’s Board of Trustees (the “Board”) on March 6, 2019, in accordance with applicable Securities and Exchange Commission (“SEC”) guidance.

Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;
•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
○	Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Board and the SEC;
•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;
○	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and
•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Board has approved the designation of the Manager’s Liquidity Committee as the Program administrator with responsibility for administering the Program. Since the implementation of the Program, the Liquidity Committee has provided written reports to the Board on a quarterly basis regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2020 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from the Program’s inception on December 1, 2018 through December 31, 2019 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.
•	The operation of the Program was adequate during the review period.
•	The Fund included in this shareholder report had a highly liquid investment minimum during the review period. The Liquidity Committee determined to maintain the highly liquid investment minimum.
•	The Program was effectively implemented by the Liquidity Committee during the review period.
•	Administration of the Program by the Liquidity Committee continues to be appropriate.

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Frontier Markets Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/20

ITEM 2.	CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code July 6, 2020 to disclose the removal of the American Beacon Sound Point Alternative Lending Fund. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust’s Audit and Compliance Committee, are “audit committee financial experts” as defined in Form N-CSRS. Mr. Gilbert Alvarado and Ms. Claudia Holz are “independent” as defined in Form N-CSRS.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: October 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Melinda G. Heika

Gene L. Needles, Jr.	Melinda G. Heika
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: October 8, 2020	Date: October 8, 2020